                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Item 1. Reports to Stockholders

                                    [GRAPHIC]




            ANNUAL REPORT 2007

SUNAMERICA
Senior Floating Rate Fund

     [LOGO]

     www.sunamericafunds.com

     live longer retire stronger/sm/

                        Table of Contents


          SHAREHOLDERS' LETTER...................................  1
          EXPENSE EXAMPLE........................................  2
          STATEMENT OF ASSETS AND LIABILITIES....................  4
          STATEMENT OF OPERATIONS................................  6
          STATEMENT OF CHANGES IN NET ASSETS.....................  7
          STATEMENT OF CASH FLOWS................................  8
          FINANCIAL HIGHLIGHTS...................................  9
          PORTFOLIO OF INVESTMENTS............................... 14
          NOTES TO FINANCIAL STATEMENTS.......................... 23
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM 31
          APPROVAL OF ADVISORY AGREEMENTS........................ 32
          DIRECTORS AND OFFICERS INFORMATION..................... 36
          SHAREHOLDER AND TAX INFORMATION........................ 39
          COMPARISON: FUND VS. INDEX............................. 40

        December 31, 2007                                          ANNUAL REPORT

        Shareholders' Letter

Dear Shareholder:

   We are pleased to present the annual shareholder report for the SunAmerica Senior Floating Rate Fund. Included is a discussion about the market conditions that have shaped the investment environment during the annual period ended December 31, 2007.

   The year was certainly an interesting and challenging one in the financial markets. Concerns over the state of the housing market and the potential impact on the consumer, along with price increases in food and energy transitioned during the summer to worries about subprime mortgages. The fear of a credit crunch weighed on investors who became risk-averse as the stock market sold off in both August and November. In September, the Federal Reserve Open Market Committee lowered the Federal Funds target rate for the first time in 2007, signaling concern that the economy's prospects were then at least equal with inflationary concerns. Unease about the housing market and the potential dampening effect of constrained lenders continued through year-end with the Federal Reserve continuing to ease. The Federal Funds rate ended the year at 4.25%--100 basis points lower than where it began the year.

   The markets have posed challenges to managers in all asset classes, including bank loans. Senior, secured and floating rate loans gained increased prominence in the press for their use in financing private equity buyouts in 2007; however, we believe that this asset class continues to offer strong risk/return characteristics in building a diversified portfolio.

   We remain diligent in the management of your assets and thank you for your continued investment in our Fund.

Sincerely,

THE AIG SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGERS

AIG Investments

Thomas G. Brandt
John G. Lapham
Steven S. Oh

--------
Past performance is no guarantee of future results.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2007 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2007 and held until December 31, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period. In addition, the "Expenses Paid During the Six Months Ended December 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan documents for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. In addition, the "Expenses Paid During the Six Months Ended December 31, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- December 31, 2007 -- (unaudited) (continued)


                                                 Actual                                            Hypothetical
                          ---------------------------------------------------- ---------------------------------
                                               Ending                                           Ending Account
                                            Account Value     Expenses Paid                       Value using
                             Beginning      Using Actual        During the        Beginning    a Hypothetical 5%
                           Account Value     Returns at      Six Months Ended   Account Value  Assumed Return at
                          at July 1, 2007 December 31, 2007 December 31, 2007* at July 1, 2007 December 31, 2007
                          --------------- ----------------- ------------------ --------------- -----------------
Senior Floating Rate Fund
   Class A#+.............    $1,000.00         $976.19            $7.22           $1,000.00        $1,017.90
   Class B#..............    $1,000.00         $973.62            $8.71           $1,000.00        $1,016.38
   Class C#..............    $1,000.00         $973.61            $8.71           $1,000.00        $1,016.38
   Class D#..............    $1,000.00         $976.07            $6.23           $1,000.00        $1,018.90
   Class Q#+.............    $1,000.00         $976.19            $7.22           $1,000.00        $1,017.90

                          -------------------
                                               Expense
                            Expenses Paid       Ratio
                              During the        as of
                           Six Months Ended  December 31,
                          December 31, 2007*    2007*
                          ------------------ ------------
Senior Floating Rate Fund
   Class A#+.............       $7.38            1.45%
   Class B#..............       $8.89            1.75%
   Class C#..............       $8.89            1.75%
   Class D#..............       $6.36            1.25%
   Class Q#+.............       $7.38            1.45%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2007" and the "Expense Ratios" would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2007

ASSETS:
Long-term investment securities, at value (unaffiliated)*............. $354,607,641
Receivable for:
 Fund shares sold.....................................................    2,341,655
 Dividends and interest...............................................    4,359,137
 Investments sold.....................................................    4,429,268
Due from investment adviser for expense reimbursements/fee waivers....      112,645
Due from distributor for fee waivers..................................       67,174
                                                                       ------------
 Total assets.........................................................  365,917,520
                                                                       ------------
LIABILITIES:
Payable for:
 Fund shares redeemed.................................................    2,067,121
 Investments purchased................................................       12,478
 Investment advisory and management fees..............................      265,531
 Distribution and service maintenance fees............................      194,025
 Administration fees..................................................      124,956
 Transfer agent fees and expenses.....................................       84,705
 Directors' fees and expenses.........................................       35,661
 Other accrued expenses...............................................      186,773
 Line of credit.......................................................    2,919,355
Dividends payable.....................................................      714,943
Due to custodian......................................................       18,470
Commitments (Note 11).................................................           --
                                                                       ------------
 Total liabilities....................................................    6,624,018
                                                                       ------------
   Net assets......................................................... $359,293,502
                                                                       ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.......................................... $    404,848
Additional paid-in capital............................................  409,357,985
                                                                       ------------
                                                                        409,762,833
Accumulated undistributed net investment income (loss)................      (33,283)
Accumulated undistributed net realized gain (loss) on investments.....  (27,198,483)
Unrealized appreciation (depreciation) on investments.................  (23,237,565)
                                                                       ------------
 Net assets........................................................... $359,293,502
                                                                       ============

         *COST
           Long-term investment securities (unaffiliated). $377,845,206
                                                           ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2007 -- (continued)

   Class A:
   Net assets................................................... $ 89,076,757
   Shares outstanding...........................................   10,036,484
   Net asset value and redemption price per share............... $       8.88
   Maximum sales charge (3.75% of offering price)...............         0.35
                                                                 ------------
   Maximum offering price to public............................. $       9.23
                                                                 ============
   Class B:
   Net assets................................................... $ 19,202,938
   Shares outstanding...........................................    2,163,815
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       8.87
                                                                 ============
   Class C:
   Net assets................................................... $235,956,935
   Shares outstanding...........................................   26,587,787
   Net asset value, offering and redemption price per share
    (excluding any applicable contingent deferred sales charges) $       8.87
                                                                 ============
   Class D:
   Net assets................................................... $ 10,428,465
   Shares outstanding...........................................    1,175,266
   Net asset value, offering and redemption price per share..... $       8.87
                                                                 ============
   Class Q:
   Net assets................................................... $  4,628,407
   Shares outstanding...........................................      521,484
   Net asset value, offering and redemption price per share..... $       8.88
                                                                 ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2007

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 24,666,788
Dividends (unaffiliated)..........................................................    1,218,017
Facility and other fee income (Note 2)............................................      477,571
                                                                                   ------------
   Total investment income........................................................   26,362,376
                                                                                   ------------
EXPENSES:
Investment advisory and management fees...........................................    2,802,069
Administration fees...............................................................    1,318,621
Distribution and service maintenance fees:
  Class A.........................................................................      224,932
  Class B.........................................................................      171,861
  Class C.........................................................................    1,699,129
  Class Q.........................................................................        6,868
Transfer agent fees and expenses:
  Class A.........................................................................      146,795
  Class B.........................................................................       56,743
  Class C.........................................................................      520,425
  Class D.........................................................................       30,047
  Class Q.........................................................................        7,562
Registration fees:
  Class A.........................................................................       36,803
  Class B.........................................................................       10,941
  Class C.........................................................................       24,849
  Class D.........................................................................        1,102
  Class Q.........................................................................        5,509
Accounting service fees...........................................................       56,261
Custodian and accounting fees.....................................................      149,830
Reports to shareholders...........................................................       89,380
Audit and tax fees................................................................       76,035
Legal fees........................................................................       12,885
Directors' fees and expenses......................................................       59,638
Interest expense..................................................................        1,268
Other expenses....................................................................       74,792
                                                                                   ------------
   Total expenses before fee waivers, expense reimbursements and custody credits..    7,584,345
   Fees waived and expenses reimbursed by investment adviser and distributor......   (2,080,670)
   Custody credits earned on cash balances........................................       (1,629)
                                                                                   ------------
   Net expenses...................................................................    5,502,046
                                                                                   ------------
Net investment income (loss)......................................................   20,860,330
                                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................      193,887
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  (22,534,602)
                                                                                   ------------
Net realized and unrealized gain (loss) on investments............................  (22,340,715)
                                                                                   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $ (1,480,385)
                                                                                   ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the year  For the year
                                                                          ended         ended
                                                                       December 31,  December 31,
                                                                           2007          2006
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)......................................... $ 20,860,330  $ 13,291,634
 Net realized gain (loss) on investments (unaffiliated)...............      193,887       305,142
 Net unrealized gain (loss) on investments (unaffiliated).............  (22,534,602)      (23,250)
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   (1,480,385)   13,573,526
                                                                       ------------  ------------

Distributions To Shareholders From:
 Net investment income (Class A)......................................   (4,228,420)      (91,162)
 Net investment income (Class B)......................................   (1,423,645)   (1,606,103)
 Net investment income (Class C)......................................  (14,137,627)  (10,179,734)
 Net investment income (Class D)......................................     (883,440)   (1,385,857)
 Net investment income (Class Q)......................................     (180,690)      (28,646)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (20,853,822)  (13,291,502)
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from capital share
 transactions (Note 3)................................................  148,026,767    30,005,042
                                                                       ------------  ------------
Total increase (decrease) in net assets...............................  125,692,560    30,287,066
                                                                       ============  ============
NET ASSETS:
Beginning of period...................................................  233,600,942   203,313,876
                                                                       ------------  ------------
End of period+........................................................ $359,293,502  $233,600,942
                                                                       ============  ============

--------
+ Includes accumulated undistributed net investment income (loss)..... $    (33,283) $    (39,569)
                                                                       ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the year ended December 31, 2007

INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net decrease in net assets from operations...................... $  (1,480,385)

Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of loans..............................................  (437,409,390)
 Proceeds from loans sold.......................................   176,035,634
 Loan principal paydowns........................................   106,532,894
 Net sales of short-term securities.............................    13,083,087
 Accretion of facility fee income...............................       (82,073)
 Increase in receivable for dividends and interest..............    (1,503,370)
 Increase in receivable for investments sold....................      (301,786)
 Decrease in amount due from investment adviser for expense
   reimbursements/fee waivers...................................         9,067
 Increase in amount due from distributor for fee waivers........       (23,095)
 Decrease in prepaid expenses and other assets..................        45,526
 Decrease in payable for investments purchased..................    (8,996,897)
 Increase in payable for investment advisory and management fees       101,534
 Increase in payable for distribution and service maintenance
   fees.........................................................        63,477
 Increase in payable for administration fees....................        47,781
 Increase in other accrued expenses.............................     2,952,886
 Unrealized depreciation on investments.........................    22,534,602
 Net realized gain from investments.............................      (193,887)
                                                                 -------------
Net cash used in operating activities........................... $(128,584,395)
                                                                 -------------
Cash flows from financing activities:
Proceeds from shares sold.......................................   290,629,135
Payment on shares redeemed......................................  (154,301,801)
Cash dividends paid.............................................    (7,761,409)
Increase in due to custodian....................................        18,470
                                                                 -------------
Net cash provided by financing activities....................... $ 128,584,395
                                                                 -------------
Net increase in cash............................................            --
Cash balance at beginning of period.............................            --
                                                                 -------------
Cash balance at end of period................................... $          --
                                                                 =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $12,811,676.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS


                                                                             Class A+
                                                                       ------------------
                                                                                  For the
                                                                                period from
                                                                         Year    10/04/06*
                                                                        ended     through
                                                                       12/31/07  12/31/06
                                                                       -------- -----------
Net Asset Value, Beginning of Period.................................. $  9.40    $  9.39
Investment Operations:
Net investment income (loss)@.........................................    0.56       0.38
Net realized and unrealized gain (loss) on investments................   (0.48)     (0.22)
                                                                       -------    -------
 Total from investment operations.....................................    0.08       0.16
                                                                       -------    -------
Distributions:
Dividends from net investment income..................................   (0.60)     (0.15)
                                                                       -------    -------
Net Asset Value, End of Period........................................ $  8.88    $  9.40
                                                                       -------    -------
Total Return(1).......................................................    0.84%      1.75%
Ratios/Supplemental Data
Net assets, end of period ($000's).................................... $89,077    $14,165
Ratio of net expenses to average net assets...........................    1.45%      1.45%#
Ratio of net investment income to average net assets..................    6.58%      6.78%#
Portfolio turnover rate...............................................      91%        61%
Expense ratio before waiver of fees and reimbursement of expenses.....    2.04%      3.26%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................    5.99%      4.97%#

--------
+ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                         Class B
                                                                       -------------------------------------------
                                                                         Year     Year     Year     Year     Year
                                                                        ended    ended    ended    ended    ended
                                                                       12/31/07 12/31/06 12/31/05 12/31/04 12/31/03
                                                                       -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period.................................. $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
Investment Operations:
Net investment income (loss)@.........................................    0.58     0.59     0.41     0.29     0.40
Net realized and unrealized gain (loss) on investments................   (0.53)    0.01    (0.02)    0.08     0.54
                                                                       -------  -------  -------  -------  -------
 Total from investment operations.....................................    0.05     0.60     0.39     0.37     0.94
                                                                       -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income..................................   (0.58)   (0.59)   (0.41)   (0.29)   (0.39)
                                                                       -------  -------  -------  -------  -------
Net Asset Value, End of Period........................................ $  8.87  $  9.40  $  9.39  $  9.41  $  9.33
                                                                       -------  -------  -------  -------  -------
Total Return(1).......................................................    0.43%    6.55%    4.24%    3.97%   10.95%
Ratios/Supplemental Data
Net assets, end of period ($000's).................................... $19,203  $25,885  $25,181  $27,530  $26,565
Ratio of net expenses to average net assets...........................    1.75%    1.75%    1.75%    1.75%    1.54%
Ratio of net investment income to average net assets..................    6.22%    6.25%    4.36%    3.04%    4.35%
Portfolio turnover rate...............................................      91%      61%      57%      24%      75%
Expense ratio before waiver of fees and reimbursement of expenses.....    2.46%    2.45%    2.38%    2.38%    2.57%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................    5.51%    5.55%    3.73%    2.41%    3.33%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                            Class C
                                                                       ------------------------------------------------
                                                                         Year      Year      Year      Year      Year
                                                                        ended     ended     ended     ended     ended
                                                                       12/31/07  12/31/06  12/31/05  12/31/04  12/31/03
                                                                       --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period.................................. $   9.40  $   9.39  $   9.41  $   9.33  $   8.78
Investment Operations:
Net investment income (loss)@.........................................     0.57      0.59      0.42      0.28      0.38
Net realized and unrealized gain (loss) on investments................    (0.52)     0.01     (0.03)     0.09      0.56
                                                                       --------  --------  --------  --------  --------
 Total from investment operations.....................................     0.05      0.60      0.39      0.37      0.94
                                                                       --------  --------  --------  --------  --------
Distributions:
Dividends from net investment income..................................    (0.58)    (0.59)    (0.41)    (0.29)    (0.39)
                                                                       --------  --------  --------  --------  --------
Net Asset Value, End of Period........................................ $   8.87  $   9.40  $   9.39  $   9.41  $   9.33
                                                                       --------  --------  --------  --------  --------
Total Return(1).......................................................     0.43%     6.54%     4.24%     3.97%    10.92%
Ratios/Supplemental Data
Net assets, end of period ($000's).................................... $235,957  $176,743  $154,584  $174,583  $103,726
Ratio of net expenses to average net assets...........................     1.75%     1.75%     1.75%     1.75%     1.59%
Ratio of net investment income to average net assets..................     6.24%     6.26%     4.36%     3.06%     4.22%
Portfolio turnover rate...............................................       91%       61%       57%       24%       75%
Expense ratio before waiver of fees and reimbursement of expenses.....     2.40%     2.39%     2.32%     2.35%     2.51%
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................     5.59%     5.62%     3.79%     2.46%     3.31%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)

                                                           Class D
                                         -------------------------------------------
                                           Year     Year     Year     Year     Year
                                          ended    ended    ended    ended    ended
                                         12/31/07 12/31/06 12/31/05 12/31/04 12/31/03
                                         -------- -------- -------- -------- --------
Net Asset Value, Beginning of Period.... $  9.40  $  9.39  $  9.41  $  9.33  $  8.78
Investment Operations:
Net investment income (loss)@...........    0.63     0.66     0.47     0.33     0.43
Net realized and unrealized gain (loss)
 on investments.........................   (0.54)   (0.01)   (0.03)    0.08     0.54
                                         -------  -------  -------  -------  -------
 Total from investment operations.......    0.09     0.65     0.44     0.41     0.97
                                         -------  -------  -------  -------  -------
Distributions:
Dividends from net investment income....   (0.62)   (0.64)   (0.46)   (0.33)   (0.42)
                                         -------  -------  -------  -------  -------
Net Asset Value, End of Period.......... $  8.87  $  9.40  $  9.39  $  9.41  $  9.33
                                         -------  -------  -------  -------  -------
Total Return(1).........................    0.93%    7.08%    4.76%    4.49%   11.28%
Ratios/Supplemental Data
Net assets, end of period ($000's)...... $10,428  $16,034  $23,148  $27,630  $13,369
Ratio of net expenses to average net
 assets.................................    1.25%    1.25%    1.25%    1.25%    1.25%
Ratio of net investment income to
 average net assets.....................    6.71%    6.71%    4.86%    3.60%    4.63%
Portfolio turnover rate.................      91%      61%      57%      24%      75%
Expense ratio before waiver of fees and
 reimbursement of expenses..............    1.65%    1.72%    1.60%    1.62%    1.86%
Net investment income ratio before
 waiver of fees and reimbursement of
 expenses...............................    6.31%    6.24%    4.51%    3.23%    4.02%

--------
@  Calculated based upon average shares outstanding.
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                                     Class Q(2)
                                                                       -----------------------------------
                                                                                                    For the
                                                                                                  period from
                                                                         Year     Year     Year    4/28/04*
                                                                        ended    ended    ended     through
                                                                       12/31/07 12/31/06 12/31/05  12/31/04
                                                                       -------- -------- -------- -----------
Net Asset Value, Beginning of Period..................................  $ 9.40   $ 9.39   $ 9.41    $ 9.42
Investment Operations:
Net investment income (loss)@.........................................    0.55     0.59     0.43      0.22
Net realized and unrealized gain (loss) on investments................   (0.47)    0.04    (0.01)    (0.01)
                                                                        ------   ------   ------    ------
 Total from investment operations.....................................    0.08     0.63     0.42      0.21
                                                                        ------   ------   ------    ------
Distributions:
Dividends from net investment income..................................   (0.60)   (0.62)   (0.44)    (0.22)
                                                                        ------   ------   ------    ------
Net Asset Value, End of Period........................................  $ 8.88     9.40   $ 9.39    $ 9.41
                                                                        ------   ------   ------    ------
Total Return(1).......................................................    0.85%    6.86%    4.55%     2.22%
Ratios/Supplemental Data
Net assets, end of period ($000's)....................................  $4,628   $  773   $  401    $  224
Ratio of net expenses to average net assets...........................    1.45%    1.45%    1.45%     1.45%#
Ratio of net investment income to average net assets..................    6.58%    6.57%    4.74%     3.44%#
Portfolio turnover rate...............................................      91%      61%      57%       24%
Expense ratio before waiver of fees and reimbursement of expenses.....    2.13%    4.06%    4.32%     9.31%#
Net investment income ratio before waiver of fees and reimbursement
 of expenses..........................................................    5.90%    3.97%    1.87%    (4.42)%#

--------
*  Inception date of class
@  Calculated based upon average shares outstanding.
#  Annualized
(1)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(2)Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO PROFILE -- December 31, 2007 -- (unaudited)

           Industry Allocation*
           Broadcasting & Entertainment........................ 10.2%
           Retail Stores.......................................  7.9
           Printing and Publishing.............................  7.7
           Healthcare, Education and Childcare.................  7.0
           Leisure, Amusement, Entertainment...................  6.5
           Finance.............................................  6.4
           Utilities...........................................  5.1
           Buildings & Real Estate.............................  4.5
           Chemicals, Plastics and Rubber......................  4.3
           Oil and Gas.........................................  4.2
           Telecommunications..................................  4.2
           Hotels, Motels, Inns and Gaming.....................  4.0
           Electronics.........................................  3.7
           Beverage, Food & Tobacco............................  3.3
           Diversified/Conglomerate Manufacturing..............  3.2
           Containers, Packaging and Glass.....................  2.8
           Cargo Transport.....................................  2.7
           Personal, Goods and Misc. Services..................  1.7
           Automobile..........................................  1.6
           Machinery...........................................  1.5
           Personal Transportation.............................  1.4
           Home and Office Furnishings, Housewares and Durables  1.3
           Personal and Nondurable Consumer Products...........  1.1
           Aerospace/Defense...................................  0.7
           Mining, Steel, Iron and Nonprecious Metals..........  0.7
           Diversified/Conglomerate Service....................  0.7
           Textiles and Leather................................  0.3
                                                                ----
                                                                98.7%
                                                                ====

                            Credit Quality+#
                            BBB-............   0.3%
                            BB+.............   9.4
                            BB..............  12.9
                            BB-.............  23.4
                            B+..............  22.3
                            B...............  15.9
                            B-..............   6.4
                            CCC+............   4.9
                            CCC.............   0.8
                            CCC-............   0.1
                            CC..............   0.4
                            Not Rated@......   3.2
                                             -----
                                             100.0%
                                             =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007

                                                  Ratings/(1)/
                                                  ------------
                                                               Interest  Maturity  Principal     Value
         Industry Description             Type    Moody's S&P    Rate    Date/(2)/  Amount      (Note 2)
----------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 98.1%
Aerospace/Defense -- 0.7%
  Axle Tech International.............. BTL-B      Ba3    BB-    7.23%   10/21/12  $  196,429 $    194,136
  McKechnie Aerospace De, Inc.......... 2nd Lien   Caa1   CCC+   9.83    05/11/15   1,500,000    1,413,749
  SI International, Inc................ BTL        Ba3    BB-  6.89-8.75 02/09/11     712,539      703,631
  Wesco International.................. 2nd Lien   Caa1    B     10.58   03/28/14     500,000      500,000
                                                                                              ------------
                                                                                                 2,811,516
                                                                                              ------------
Automobile -- 1.6%
  FleetPride Corp...................... BTL-B       B1    BB-  7.33-7.35 06/06/13     226,563      220,048
  KAR Holdings, Inc.................... BTL        Ba3     B     7.08    10/20/13   2,987,494    2,811,443
  Key Safety Systems, Inc.............. 1st Lien    B1     B+  6.94-7.45 03/08/14   1,488,750    1,364,067
  Ozburn-Hessey Holding Co. LLC........ BTL         B1     B   8.45-8.58 08/10/12     510,932      466,226
  United Components, Inc............... Tranche D  Ba3    BB-  6.89-7.21 06/30/10     438,384      423,040
  Visteon Corp......................... BTL-B      Ba3    BB-    8.38    12/13/13   1,000,000      933,500
                                                                                              ------------
                                                                                                 6,218,324
                                                                                              ------------
Beverage, Food & Tobacco -- 3.3%
  Aramark Corp......................... LOC        Ba3    BB-    7.20    01/26/14     244,274      232,762
  Aramark Corp......................... BTL        Ba3    BB-    6.71    01/26/14   3,417,805    3,256,741
  B&G Foods, Inc....................... BTL-B      Ba2    BB-    7.06    02/26/13     565,217      554,620
  Best Brands Corp..................... BTL-C      Caa3    CC    17.23   06/30/13   1,447,252    1,280,818
  Birds Eye Foods, Inc................. BTL         B1     B+    6.58    03/22/13     859,167      817,282
  Dean Foods Co........................ BTL-B       B1    BB+    6.58    04/02/14     992,500      938,646
  Dole Food Co., Inc................... BTL-B      Ba3    BB-  6.94-8.25 04/12/13     205,640      191,193
  Dole Food Co., Inc................... BTL-C      Ba3    BB-  6.94-8.25 04/12/13     685,465      637,311
  Dole Food Co., Inc................... CLD        Ba3    BB-    5.11    04/12/13      93,023       86,488
  Fresh Start Bakeries, Inc............ 2nd Lien   Caa1   CCC+   10.94   03/29/14     250,000      238,750
  Leiner Health Products Group, Inc.... BTL-B      Caa2   CCC+   9.65    05/27/11     488,608      412,629
  NPC International, Inc............... BTL        Ba3    BB-  6.58-7.14 05/03/13   1,600,000    1,506,000
  Pierre Foods, Inc.................... BTL-B       B2     B+    8.88    06/30/10     702,738      687,366
  Pinnacle Foods Group, Inc............ BTL-B       B2     B   7.59-7.95 03/30/14     995,000      938,783
                                                                                              ------------
                                                                                                11,779,389
                                                                                              ------------
Broadcasting & Entertainment -- 10.2%
  Century -- TCI California LP+#@...... Revolver    NR     NR    7.25    12/31/07      10,000        9,900
  Cequel Communications LLC............ 2nd Lien    B1    BB-  6.89-9.25 11/05/13   1,985,000    1,860,938
  Charter Communications Operating LLC. BTL         B1     B+    6.99    03/06/14   4,000,000    3,745,192
  Citadel Broadcasting Co.............. BTL-B      Ba3    BB-  6.46-6.48 05/31/14   6,000,000    5,456,250
  CSC Holdings, Inc.................... BTL-B      Ba2     BB    6.90    02/24/12   2,458,719    2,327,880
  Cumulus Media, Inc................... BTL        Ba3     B   6.60-6.95 06/07/14   1,963,467    1,890,655
  Gray Television, Inc................. BTL-B      Ba3     B+    6.73    12/31/14   1,000,000      933,125
  Haights Cross Operating Co........... BTL         B1     B-    9.37    08/20/08   1,433,850    1,423,096
  HIT Entertainment, Ltd............... 2nd Lien    B3     B-    10.38   02/26/13   1,000,000      955,000
  Insight Midwest Holdings LLC......... BTL-B      Ba3    BB-    7.00    04/06/14   3,000,000    2,901,666
  Intelsat Zeus, Ltd................... BTL        Ba2    BB+    7.23    07/03/13     975,150      969,055
  Local TV LLC......................... BTL-B      Ba3     B+    7.31    05/07/13     855,974      807,826
  Mission Broadcasting, Inc............ BTL-B      Ba3    BB-    6.58    10/01/12   1,188,833    1,141,280
  Nexstar Broadcasting, Inc............ BTL-B      Ba3    BB-    6.58    10/01/12   1,125,665    1,080,639
  NextMedia Operating.................. 2nd Lien   Caa1   CCC+   9.35    11/15/13     500,000      472,500
  PanAmSat Corp........................ BTL-A      Ba2    BB+    7.23    07/03/12     122,549      120,455
  PanAmSat Corp........................ BTL-B2     Ba2    BB+    7.23    01/03/14   4,253,371    4,181,974
  Spanish Broadcasting Systems, Inc.... 1st Lien    B2     B+    6.58    06/10/12     972,500      905,235
  Univision Communications, Inc.(8).... BTL-B      Ba3     B+  7.10-7.21 09/29/14   3,865,772    3,532,349
  WideOpenWest Finance LLC............. BTL         B2     B-  7.48-7.70 06/22/14   1,000,000      939,583
  Young Broadcasting, Inc.............. BTL        Ba3     B   7.38-7.75 11/03/12     975,000      901,875
                                                                                              ------------
                                                                                                36,556,473
                                                                                              ------------
Buildings & Real Estate -- 4.5%
  Atrium Cos., Inc..................... BTL         B1    BB-  8.10-9.00 05/31/12     438,586      410,261
  Brand Services, Inc.................. BTL         B1     B   7.13-7.31 02/07/14   1,985,000    1,885,750

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                          Ratings/(1)/
                                                          ------------
                                                                        Interest  Maturity  Principal     Value
          Industry Description                 Type       Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
-------------------------------------------------------------------------------------------------------------------
Buildings & Real Estate (continued)
  Brand Services, Inc.................... BTL-B2            B1     B     8.13%    02/07/14  $  997,500 $    980,044
  Brickman Group Holdings, Inc........... BTL-B            Ba3    BB-     7.14    01/23/14   1,985,000    1,885,750
  Building Materials Holding Corp........ Junior 2nd Lien  Caa1    B     10.69    09/15/14   1,000,000      740,833
  Building Materials Holding Corp........ BTL               B2     BB     7.94    02/22/14     990,037      837,996
  LandSource Communities Development LLC. 1st Lien         Ba2    BB+  7.62-9.00  02/27/13     895,175      691,523
  LandSource Communities Development LLC. 2nd Lien          B2     BB     9.52    02/27/14     500,000      287,500
  Masonite International Corp............ BTL              Ba3     BB  6.83-7.08  04/05/13   1,461,211    1,333,965
  Masonite International Corp............ CND TL           Ba3     BB  7.08-7.23  04/05/13   1,458,720    1,331,690
  North Las Vegas........................ 1st Lien          B3     B+     7.60    05/09/11     224,799      189,955
  North Las Vegas........................ 2nd Lien         Caa1   CCC+   11.85    05/09/12     250,000      125,000
  PGT Industries, Inc.................... BTL-A2            B2     B+  7.93-8.52  02/14/12     475,610      423,293
  Realogy Corp........................... CLTL             Ba3    BB-     7.97    04/10/13     738,712      648,425
  Realogy Corp........................... BTL              Ba3    BB-     8.24    10/10/13   2,743,788    2,408,437
  Tensar Earth Technologies.............. BTL-B            Ba3     B+     7.71    10/31/12     947,129      923,451
  ValleyCrest Cos........................ 1st Lien          B1     B+     7.13    10/04/13   1,050,957    1,012,860
  Yellowstone Club....................... 2nd Lien          B1     B      7.22    09/30/10     205,733      187,474
                                                                                                       ------------
                                                                                                         16,304,207
                                                                                                       ------------
Cargo Transport -- 2.7%
  Cardinal Logistics Management, Inc..... 2nd Lien          NR     NR    10.60    03/23/14   1,000,000      950,000
  Dockwise Transport BV.................. BTL-B2            B1     B      8.24    04/01/15     500,000      481,563
  Dockwise Transport BV.................. BTL-B1            B1     B      7.21    04/01/15     244,379      235,826
  Dockwise Transport BV.................. BTL-C             B1     B      7.71    04/01/16     244,379      237,048
  Dockwise Transport BV.................. BTL-C2            B1     B      7.71    04/01/16     500,000      485,000
  Dockwise Transport BV.................. BTL-D1            B1     B      9.33    07/12/16     500,000      481,563
  Dockwise Transport BV.................. BTL-D2            B1     B      9.33    07/12/16   1,000,000      963,125
  Greatwide Logistics Services, Inc...... 2nd Lien         Caa2   CCC    11.33    06/19/14   1,000,000      748,333
  Hertz Corp............................. Tranche B        Ba1    BB+  6.75-6.92  12/21/12     346,295      339,703
  RailAmerica, Inc....................... BTL-B             B2     B      7.12    12/30/08   1,000,000      982,500
  Swift Transportation Co., Inc.......... BTL-B             B1    BB-     7.94    05/10/14   4,418,605    3,646,732
                                                                                                       ------------
                                                                                                          9,551,393
                                                                                                       ------------
Chemicals, Plastics & Rubber -- 4.3%
  AZ Chemicals, Inc...................... 1st Lien          B1    BB-     7.08    02/28/13     997,487      907,714
  Brenntag AG............................ BTL-B2            B1     B+     7.39    01/20/14     200,909      192,370
  Brenntag AG............................ BTL               B1     B+     7.39    01/20/14      49,091       47,005
  Celanese AG............................ BTL-B            Ba3    BB+     6.98    04/02/14   2,487,500    2,404,756
  Cognis GmbH............................ STFA              B1     B      7.69    09/15/13   1,000,000      938,958
  Cristal Inorganic Chemicals US, Inc.... 1st Lien         Ba3    BB-     7.08    05/21/14   1,000,000      925,000
  Hexion Specialty Chemicals, Inc........ BTL-C1           Ba3     B+     7.50    05/05/13     811,269      785,347
  Hexion Specialty Chemicals, Inc........ BTL-C2           Ba3     B+     7.13    05/05/13     175,785      170,168
  Huntsman International LLC............. BTL-B            Ba1    BB+     6.62    04/19/14   1,878,049    1,848,053
  Ineos US Finance LLC................... BTL-B            Ba3     B+     7.45    12/16/13     720,900      700,550
  Ineos US Finance LLC................... BTL-C            Ba3     B+     7.86    12/16/14     713,423      693,284
  ISP Chemco, Inc........................ BTL-B            Ba3    BB-  6.69-6.94  06/04/14   1,492,500    1,424,591
  Kraton Polymers LLC.................... BTL-B            Ba3     B+     7.25    05/12/13     387,673      368,774
  Momentive Performance.................. BTL              Ba3    BB-     7.13    12/04/13     990,000      950,223
  Rockwood Specialties Group, Inc........ Tranche D        Ba2    BB+     6.46    12/13/13   1,950,000    1,885,541
  Wellman, Inc........................... 2nd Lien         Caa3   CCC-   11.66    02/10/10   1,000,000      451,250
  Yankee Candle Co....................... BTL-B            Ba3     B   6.86-6.87  02/06/14     923,269      865,565
                                                                                                       ------------
                                                                                                         15,559,149
                                                                                                       ------------
Containers, Packaging & Glass -- 2.8%
  Boise Cascade Holdings LLC............. Delayed Draw     Ba2    BB+     6.38    04/30/14     365,039      361,024
  Boise Cascade Holdings LLC............. BTL-E            Ba2    BB+     6.38    04/30/14   1,621,791    1,603,951
  Captive Plastics....................... BTL               B1     B-     7.60    08/08/11     416,345      405,936
  Captive Plastics....................... 2nd Lien         Caa1   CCC    12.34    02/18/12   1,000,000      995,000
  Domtar, Inc............................ BTL              Ba1    BB+     6.40    03/05/14   1,607,500    1,546,645
  Georgia-Pacific Corp................... BTL-B            Ba2    BB+  6.58-6.90  12/20/12   1,960,000    1,870,749

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                            Ratings/(1)/
                                                            ------------
                                                                          Interest  Maturity  Principal     Value
             Industry Description                  Type     Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
---------------------------------------------------------------------------------------------------------------------
Containers, Packaging & Glass (continued)
  Graham Packaging Co. LP..................... BTL-B          B1     B+  7.13-7.75% 10/30/11  $2,977,500 $  2,868,169
  MMGS Packaging Acquisition.................. 2nd Lien       NR     NR    10.35    03/10/14     500,000      425,000
                                                                                                         ------------
                                                                                                           10,076,474
                                                                                                         ------------
Diversified/Conglomerate Manufacturing -- 3.2%
  Accuride Corp............................... BTL-B         Ba3    BB-     8.50    01/31/12   1,071,364    1,049,936
  Aearo Technologies, Inc..................... 2nd Lien      Caa1    B-    10.33    11/30/14   1,340,000    1,341,675
  Cinram International, Inc................... BTL-B          B1    BB-     6.88    05/05/11     989,950      881,055
  Culligan International Co................... BTL-B          B2     B+  7.06-7.45  11/24/12     992,500      834,941
  Enersys Capital, Inc........................ BTL           Ba2     BB  6.63-7.03  03/17/11     579,150      563,947
  Maxim Crane Works LP........................ BTL-B          B1     B+  7.23-8.25  06/29/14     995,000      930,325
  Oshkosh Truck Corp.......................... BTL-B         Ba3    BBB-    6.90    12/06/13     987,500      949,684
  RGIS LLC.................................... Delayed Draw  Ba3     B-     7.35    05/01/14      47,381       43,196
  RGIS LLC.................................... BTL-B         Ba3     B-  7.35-7.59  05/01/14     947,619      863,913
  Veyance Technologies, Inc................... 1st Lien      Ba3     B+     7.46    07/02/14   2,618,438    2,523,519
  Veyance Technologies, Inc................... Delayed Draw  Ba3     B+     7.35    07/02/14     375,000      361,406
  X-Rite, Inc................................. 1st Lien      Ba3     B+  8.38-9.75  10/29/12     997,500      998,747
                                                                                                         ------------
                                                                                                           11,342,344
                                                                                                         ------------
Diversified/Conglomerate Service -- 0.7%
  Bridge Information Systems, Inc.+#@(5)(6)... BTL-B         Caa1    D     10.25    05/29/05     412,852            0
  NES Rentals Holdings........................ 2nd Lien      Caa1    B-    11.88    07/20/13   2,157,140    2,031,308
  Protection One, Inc......................... BTL           Ba3     BB  7.10-7.32  03/31/12     458,303      441,117
                                                                                                         ------------
                                                                                                            2,472,425
                                                                                                         ------------
Electronics -- 3.2%
  Affiliated Computer Services................ FSRI          Ba2     BB  6.82-7.24  03/20/13     985,000      959,683
  Aspect Software, Inc........................ Tranche A-1   Ba3    BB-     7.94    07/11/11     442,026      428,765
  Infor Global Solutions...................... Delayed Draw   B1     B-     8.58    07/28/12     338,571      325,875
  Infor Global Solutions...................... BTL            B1     B+     8.58    07/28/12     648,929      624,594
  Itron, Inc.................................. BTL           Ba3     B+  6.83-6.85  04/18/14     986,274      966,241
  Radio Systems, Inc.......................... BTL-B          B1     B+     8.36    09/15/13     493,750      487,115
  Reynolds & Reynolds Co...................... 1st Lien      Ba2    BB+     6.84    10/26/12     926,524      899,887
  Reynolds & Reynolds Co...................... 2nd Lien       B3     B     10.34    10/26/13     250,000      247,500
  Sensata Technologies BV..................... BTL-B         Ba3     BB     6.76    04/30/13   1,979,899    1,886,561
  SunGard Data Systems, Inc................... BTL-B         Ba3     BB     6.90    02/28/14   4,895,575    4,738,765
                                                                                                         ------------
                                                                                                           11,564,986
                                                                                                         ------------
Finance -- 6.4%
  Alliant Insurance Services.................. BTL-B          B2     B-     7.83    11/01/14     997,500      957,600
  Amwins Group, Inc........................... 1st Lien       B2     B-  7.59-8.07  06/08/13   1,990,000    1,691,500
  Bankruptcy Management Solutions............. 2nd Lien      Caa1   CCC    11.10    07/31/13     246,875      207,992
  Chrysler Financial Services LLC............. BTL-B          B1    BB-     9.00    08/03/12     997,500      961,681
  First Data Corp............................. BTL-B1        Ba3    BB-  7.58-7.63  09/25/14   1,995,000    1,896,373
  First Data Corp............................. BTL-B3        Ba3    BB-  7.58-7.63  09/25/14     997,500      951,490
  Hub International Holdings, Inc.(8)......... BTL            B2     B      7.33    06/13/14   2,438,725    2,313,741
  Hub International Holdings, Inc.(8)......... Delayed Draw   B2     B   7.33-7.34  06/13/14     425,951      404,121
  iPayment, Inc............................... BTL-B          B1     B   6.82-7.03  05/10/13   1,954,883    1,808,266
  LPL Holdings, Inc........................... Tranche D      B1     B+     6.83    06/29/14   1,994,975    1,916,423
  Metavante Corp.............................. BTL-B         Ba2     BB     6.66    11/01/14   2,000,000    1,948,750
  National Processing Co. LLC................. 1st Lien       B2     B+     8.24    09/29/13     971,795      921,990
  National Processing Co. LLC................. 2nd Lien      Caa2   CCC+   11.74    09/29/14     500,000      473,750
  Neff Corp................................... 2nd Lien       B3     B      8.40    10/31/14     500,000      402,032
  NES Tanks................................... 2nd Lien       B3     B      8.65    04/06/14     500,000      467,500
  Nielsen Finance LLC......................... BTL-B         Ba3     B+  7.15-7.49  08/09/13     997,476      947,880
  Rental Service Corp......................... 2nd Lien       B3     B-     8.75    11/30/13     795,841      744,111
  RiskMetrics Group Holdings LLC.............. 2nd Lien       B3     B     10.33    07/11/14     250,000      244,219
  TransFirst Holdings, Inc.................... BTL-B          B2     B      7.95    06/15/14   2,989,987    2,799,376
  USI Holdings Corp........................... BTL-B          B2     B-     7.95    05/04/14     997,494      951,360
                                                                                                         ------------
                                                                                                           23,010,155
                                                                                                         ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                                      Ratings/(1)/
                                                                      ------------
                                                                                    Interest  Maturity  Principal     Value
                  Industry Description                       Type     Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
-------------------------------------------------------------------------------------------------------------------------------
Healthcare, Education & Childcare -- 7.0%
  AMR/EmCare Holdings................................... BTL           Ba1     B+  7.03-7.15% 02/10/12  $  640,477 $    625,066
  Biomet, Inc.(7)....................................... BTL-B          B1    BB-     7.86    03/25/15   1,995,000    1,976,297
  CHG Cos., Inc......................................... 2nd Lien       B3    CCC+   11.18    12/20/13   1,000,000      950,000
  Community Health Systems, Inc.(8)..................... BTL-B         Ba3     BB     7.33    07/15/14   3,690,642    3,557,816
  DaVita, Inc........................................... BTL-B         Ba1    BB+  6.35-6.75  10/05/12   2,000,000    1,932,272
  Gambro AB............................................. BTL-B          B2     B-     7.51    12/06/14     430,973      414,811
  Gambro AB............................................. BTL-C          B2     B-     8.01    12/06/15     430,973      421,276
  HCA, Inc.............................................. BTL-A         Ba3     BB     6.83    11/17/12   1,468,677    1,396,373
  HCA, Inc.............................................. BTL-B         Ba3     BB     7.08    11/17/13   3,964,975    3,826,034
  Health Management Associates.......................... BTL-B         Ba2    BB-  6.58-6.60  02/16/14   2,977,500    2,786,029
  Hologic, Inc.......................................... BTL-B1        Baa3   BB-     7.43    03/15/13     166,505      166,297
  IASIS Healthcare Corp.(8)............................. Delayed Draw  Ba2     B+     7.15    03/15/14     352,941      335,441
  IASIS Healthcare Corp.(8)............................. LOC           Ba2     B+     7.12    03/15/14     127,186      120,880
  IASIS Healthcare Corp.(8)............................. BTL           Ba2     B+  6.83-7.07  03/15/14   1,385,397    1,316,705
  Magellan Health Services, Inc......................... BTL            B1     B+     6.74    08/15/08      69,444       68,056
  Magellan Health Services, Inc......................... CLC            B1     B+     5.25    08/15/08     277,778      272,222
  PTS Pharmaceuticals................................... BTL-B         Ba3    BB-     7.08    04/10/14   1,990,000    1,857,333
  Spectrum Labs......................................... BTL-B          NR     NR     8.08    12/23/11     980,000      955,500
  Team Health, Inc...................................... BTL-B          B1    BB-     7.35    11/23/12     245,000      231,525
  Vanguard Health Systems, Inc.......................... Tranche 1     Ba3     B      7.45    09/23/11     970,391      940,471
  Warner Chilcott Corp.................................. BTL-B         Ba3    BB-  6.83-6.88  01/18/12     747,141      725,506
  Warner Chilcott Corp.................................. BTL-C         Ba3    BB-  6.83-6.84  01/18/12     256,986      249,544
                                                                                                                   ------------
                                                                                                                     25,125,454
                                                                                                                   ------------
Home & Office Furnishings, Housewares & Durables -- 1.3%
  Jarden Corp........................................... BTL-B1        Ba3    BB-     6.58    01/24/12   1,027,866      994,460
  Jarden Corp........................................... BTL-B2        Ba3    BB-     6.58    01/24/12     547,492      529,699
  National Bedding Co................................... 2nd Lien      Caa1    BB     9.88    08/31/12   1,000,000      910,000
  National Bedding Co................................... 1st Lien       B1     BB  6.85-8.25  02/28/13   1,432,300    1,304,586
  Simmons Co............................................ BTL-C         Ba2    BB-  6.38-8.25  12/19/11     816,772      780,017
                                                                                                                   ------------
                                                                                                                      4,518,762
                                                                                                                   ------------
Hotels, Motels, Inns, & Gaming -- 4.0%
  CCM Merger, Inc....................................... BTL-B         Ba3    BB-  6.84-7.15  07/13/12     487,504      469,223
  Fairmont Hotels and Resorts........................... BTL-B          NR     NR     8.03    06/15/11     587,712      582,570
  Golden Nugget, Inc.(8)................................ 1st Lien       B1    BB-  6.86-6.97  06/08/14   1,272,727    1,202,727
  Green Valley Ranch Gaming LLC......................... 2nd Lien      Caa1   CCC+    8.33    08/16/14   1,000,000      910,000
  Isle of Capri Casinos, Inc.(8)........................ BTL           Ba3    BB+     6.58    11/30/13   1,170,588    1,087,672
  Isle of Capri Casinos, Inc.(8)........................ Delayed Draw  Ba3    BB+     6.58    11/30/13     468,235      435,069
  Las Vegas Sands, Inc.................................. BTL           Ba3     BB     6.58    05/23/15   2,985,000    2,807,088
  New World Gaming Partners, Ltd........................ Delayed Draw   B2     B      8.75    06/28/08     500,000      460,000
  New World Gaming Partners, Ltd........................ 1st Lien      Ba3     B+     8.75    09/30/14   2,500,000    2,300,000
  Riviera Holdings Corp................................. BTL-B          B2    BB-     6.86    05/30/14   2,000,000    1,950,000
  Venetian Macau, Ltd................................... BTL            B1    BB-     7.08    04/01/13     500,000      478,828
  Venetian Macau, Ltd................................... BTL-B          B1    BB-     7.08    05/26/13     166,667      159,609
  Wembley, Inc.......................................... 1st Lien       B1     B+  7.35-7.97  08/11/11     243,756      227,912
  Wembley, Inc.......................................... 2nd Lien      Caa1    B+     9.72    08/11/11     250,000      228,750
  Wimar Landco LLC...................................... BTL            B3     B-     7.10    07/03/08   1,000,000      981,667
                                                                                                                   ------------
                                                                                                                     14,281,115
                                                                                                                   ------------
Leisure, Amusement, Entertainment -- 6.5%
  24 Hour Fitness Worldwide, Inc........................ BTL-B         Ba3     B   7.22-7.74  06/08/12   1,965,000    1,896,225
  Audio Visual Services Group, Inc...................... 2nd Lien       B3    CCC+   10.35    08/28/14   1,000,000      955,000
  Cedar Fair LP......................................... BTL           Ba3     BB     6.85    08/30/12   1,982,468    1,881,362
  Deluxe Entertainment Service Group, Inc............... CND TL         B1     B      7.08    05/11/13      75,953       69,497
  Deluxe Entertainment Service Group, Inc............... Tranche A      B1     B      4.73    05/11/13      39,370       36,024
  Deluxe Entertainment Service Group, Inc............... BTL-B          B1     B      7.08    05/11/13     821,685      751,842
  Fender Musical Instruments Corp....................... Delayed Draw   B2     B+     6.97    06/06/14     333,333      307,500
  Fender Musical Instruments Corp....................... BTL-B          B2     B+  7.08-7.25  06/06/14     665,000      613,463

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                          Ratings/(1)/
                                                          ------------
                                                                         Interest   Maturity  Principal     Value
              Industry Description                 Type   Moody's S&P      Rate     Date/(2)/  Amount      (Note 2)
---------------------------------------------------------------------------------------------------------------------
Leisure, Amusement, Entertainment (continued)
  Formula One Holdings.......................... BTL-B1     NR     NR     7.09%     12/31/13  $1,142,857 $  1,100,613
  Formula One Holdings.......................... BTL-B2     NR     NR      7.09     12/31/13     857,143      825,459
  Formula One Holdings.......................... BTL-D2     NR     NR      8.22     06/30/14   1,500,000    1,436,625
  Hicks Sports Group............................ BTL-B      B2    CCC+     7.38     12/22/10   3,000,000    2,932,500
  Metro-Goldwyn-Mayer Studios, Inc.............. BTL-B     Ba3    CCC+     8.11     04/08/12   2,947,500    2,738,496
  Panavision, Inc............................... 2nd Lien  Caa2   CCC+ 12.44-12.46  03/30/12     500,000      455,000
  Six Flags Theme Parks, Inc.................... BTL        B1     B    7.03-7.25   05/17/14   3,980,000    3,664,362
  True Temper Sports, Inc....................... BTL        B1     B+   8.10-8.73   03/15/11     357,975      341,866
  WMG Acquisition Corp.(8)...................... BTL-B     Ba2    BB-   7.02-7.15   02/28/11   3,353,141    3,210,633
                                                                                                         ------------
                                                                                                           23,216,467
                                                                                                         ------------
Machinery -- 1.5%
  Baldor Electric Co............................ BTL       Ba3    BB+   6.75-7.13   01/31/14   1,677,408    1,650,499
  Generac Power Systems, Inc.................... 1st Lien   B1     B       7.73     11/09/13     990,000      895,597
  Generac Power Systems, Inc.................... 2nd Lien  Caa1   CCC+    11.23     05/10/14   1,000,000      818,333
  Gleason Corp.................................. BTL-B     Ba3     B+   6.63-7.00   06/30/13     974,913      929,823
  NACCO Materials Handling Group, Inc........... BTL       Caa1   CCC+  6.74-6.87   03/21/13     989,950      951,589
                                                                                                         ------------
                                                                                                            5,245,841
                                                                                                         ------------
Mining, Steel, Iron & Nonprecious Metals -- 0.7%
  Aleris International, Inc..................... BTL        B2    BB-      7.00     12/19/13     990,000      903,788
  Algoma Steel, Inc............................. BTL-B      B3    BB-      7.33     06/08/13     708,611      674,952
  Novelis, Inc.................................. CND TL    Ba2     BB      6.83     06/28/14     310,938      293,318
  Novelis, Inc.................................. BTL       Ba2     B+      6.83     06/28/14     684,063      645,299
  Walter Industries, Inc........................ BTL        B1     BB   6.58-7.00   10/03/12     121,399      117,757
                                                                                                         ------------
                                                                                                            2,635,114
                                                                                                         ------------
Oil & Gas -- 4.2%
  Alon USA, Inc. (Edgington Facility)........... BTL        B1     BB      7.10     06/22/13      27,361       26,403
  Alon USA, Inc. (Paramount Facility)........... BTL        B1     BB      7.10     06/22/13     218,889      211,228
  Atlas Pipeline Partners LP.................... BTL-B     Ba3    BB-      7.60     07/19/13   2,000,000    1,986,666
  ATP Oil & Gas Corp............................ BTL        B1     B-   8.29-8.89   04/14/10     944,806      933,882
  Big West Oil LLC(8)........................... BTL-B      B1     BB      7.10     05/31/14     890,000      868,306
  Calumet Lubricants Co. LP..................... BTL        B1    BB-      8.74     11/09/12      66,886       66,719
  Calumet Lubricants Co. LP#.................... CLD        B1    BB-      8.46     11/09/12      44,444       44,333
  CDX Funding LLC............................... 2nd Lien   NR     NR     11.39     03/31/13   1,000,000      932,500
  Coffeyville Resources LLC..................... LOC        B2     B-      8.48     12/28/10     162,162      157,551
  Coffeyville Resources LLC..................... BTL-B      B2     B+   8.48-9.25   12/28/13     528,867      513,828
  Dresser, Inc.................................. 1st Lien   B2     B+   7.35-7.45   05/04/14   1,964,231    1,886,153
  Dresser, Inc.................................. 2nd Lien   B3     B-     11.13     05/04/15   1,000,000      953,750
  Helix Energy Solutions Group, Inc............. BTL-B     Ba2    BB+   6.83-7.20   05/05/13     507,088      492,763
  Kinder Morgan, Inc............................ BTL-B     Ba2    BB-      6.35     05/08/14   1,934,394    1,925,327
  McJunkin Corp................................. BTL        B2     B+      8.08     01/30/14     990,000      984,122
  Targa Resources, Inc.......................... LOC       Ba3     B+      7.17     10/31/12      96,774       94,863
  Targa Resources, Inc.......................... BTL-B     Ba3     B+   6.83-6.91   10/31/12     172,476      169,069
  Venoco, Inc................................... 2nd Lien  Caa1    B-      8.94     04/01/14   1,000,000      980,000
  Western Refining Co. LP....................... BTL        B1    BB+      6.60     05/30/14   1,847,857    1,758,545
                                                                                                         ------------
                                                                                                           14,986,008
                                                                                                         ------------
Personal & Nondurable Consumer Products -- 1.1%
  American Achievement Corp..................... BTL-B     Ba2    BB-   7.50-8.50   03/25/11     557,371      532,289
  Hillman Group, Inc............................ BTL-B     Ba3    BB-      7.88     03/30/11     802,365      770,270
  Huish Detergents, Inc......................... 1st Lien   B1     B+      6.83     04/25/14   1,990,000    1,741,250
  Huish Detergents, Inc......................... 2nd Lien  Caa1   CCC+     9.08     10/26/14   1,000,000      805,000
                                                                                                         ------------
                                                                                                            3,848,809
                                                                                                         ------------
Personal, Goods & Misc. Services -- 1.7%
  Central Parking Corp.......................... LOC       Ba2     B       7.44     05/22/14     379,310      358,922
  Central Parking Corp.......................... 1st Lien  Ba2     B    7.22-8.50   05/22/14   1,207,501    1,142,598

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                                Ratings/(1)/
                                                                ------------
                                                                              Interest  Maturity  Principal     Value
              Industry Description                     Type     Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
-------------------------------------------------------------------------------------------------------------------------
Personal, Goods & Misc. Services (continued)
  Garden Fresh Restaurants Corp................... BTL-B          B2     B+    8.48%    06/22/11  $  724,679 $    717,433
  NEP, Inc........................................ BTL-B          B1     B      7.11    02/16/14     992,495      946,592
  Sabre Holdings Corp............................. BTL-B          B1     B+     6.96    09/30/14   2,943,615    2,691,736
  Travelport, Inc................................. BTL-B         Ba3    BB-     7.08    08/23/13     222,332      211,597
  Travelport, Inc................................. LOC           Ba3    BB-     7.08    08/08/13      44,611       42,457
                                                                                                             ------------
                                                                                                                6,111,335
                                                                                                             ------------
Personal Transportation -- 1.4%
  Continental Airlines, Inc....................... BTL-A1        Ba3     B      8.50    06/01/11     285,714      286,071
  Continental Airlines, Inc....................... BTL-A2        Ba3     B      8.50    06/01/11     714,286      715,179
  Delta Air Lines, Inc............................ 2nd Lien       B2     B      8.08    04/30/14     995,000      950,935
  United Airlines, Inc............................ Tranche B      B1    BB-     7.13    02/02/14   1,434,444    1,343,397
  US Airways Group, Inc........................... BTL            B2     B+     7.35    03/21/14   2,000,000    1,851,666
                                                                                                             ------------
                                                                                                                5,147,248
                                                                                                             ------------
Printing & Publishing -- 7.7%
  Advanstar Communications, Inc................... 1st Lien      Ba3     B      7.09    05/31/14   1,992,494    1,823,132
  Advanstar Communications, Inc................... 2nd Lien      Caa2   CCC+    9.84    11/30/14   1,000,000      925,000
  Affinity Group, Inc............................. BTL           Ba2    BB-  7.35-7.46  06/24/09   1,118,663    1,100,485
  Affinity Group, Inc............................. BTL-A         Ba2    BB-     7.35    03/20/14     241,960      238,028
  Caribe Information Investment, Inc.............. BTL-B          B1     B+  7.08-7.50  03/31/13   1,814,899    1,746,840
  Discovery Communications, Inc................... BTL-B          NR     NR     6.83    05/01/14   2,985,000    2,898,062
  GateHouse Media Operating, Inc.................. Delayed Draw   B1    BB-  7.07-7.25  08/28/14     543,478      469,837
  GateHouse Media Operating, Inc.................. BTL            B1    BB-     7.07    08/28/14   2,456,522    2,123,663
  GateHouse Media Operating, Inc.................. BTL-C          B1     B+     7.41    05/07/14   1,000,000      881,250
  Idearc, Inc..................................... BTL-B         Ba2    BB+     6.83    11/17/11   1,980,000    1,888,987
  National CineMedia, Inc......................... BTL            B1     B+     6.87    02/13/15   1,000,000      941,953
  Penton Media, Inc............................... BTL-B          B1    BB-  7.11-7.23  02/01/13     992,500      904,726
  Reader's Digest Associations, Inc............... BTL-B          B1     B+     7.13    03/01/14     992,500      905,656
  Thomas Nelson Publishers........................ BTL-B          B1     B   7.10-7.54  06/12/12     492,500      472,184
  Thompson Publishing Group, Inc.................. BTL            B1     B+  7.58-7.60  07/05/14   2,992,500    2,836,848
  Tribune Co...................................... BTL-B          B2     BB     7.91    05/01/14   5,970,000    5,097,634
  Valassis Communications, Inc.(8)................ BTL           Ba2    BB-     6.58    03/02/14   1,361,533    1,283,245
  Yell Group, Ltd................................. BTL-B         Ba3    BB-     6.85    10/27/12   1,000,000      961,094
                                                                                                             ------------
                                                                                                               27,498,624
                                                                                                             ------------
Retail Stores -- 7.9%
  Claire's Stores, Inc............................ BTL-B          B1     B+  7.58-7.60  05/29/14   2,985,000    2,523,444
  CSK Automotive, Inc............................. BTL           Ba3     B+    10.25    06/30/12     987,562      908,557
  David's Bridal, Inc............................. BTL            B2     B      6.90    01/31/14   1,985,000    1,836,125
  Dollar General Corp............................. BTL-B1         B2     B+     7.71    07/06/14   1,000,000      920,781
  General Nutrition Centers....................... BTL-B          B1     B-  7.08-7.48  08/16/13   1,985,000    1,826,200
  JRD Holdings, Inc............................... BTL           Ba3     B+     7.74    05/15/17     968,750      944,531
  KIK Custom Products............................. CND TL        Ba3     B      7.11    05/23/14     583,902      521,863
  KIK Custom Products............................. BTL           Ba3     B      7.11    05/23/14   3,406,098    3,044,200
  Michaels Stores, Inc............................ BTL            B2     B   7.19-7.63  10/31/13   2,984,925    2,753,593
  Neiman-Marcus Group, Inc........................ BTL           Ba3    BB+  6.90-7.00  04/06/13     822,785      793,199
  Petco Animal Supplies, Inc...................... BTL-B         Ba3    BB-  7.21-7.45  10/25/13     495,000      475,716
  Quality Stores, Inc. (Central Tractor)+#@(5)(6). BTL-B         Caa2    B      9.75    04/30/07     833,705            0
  Quizno's LLC.................................... 1st Lien       B2     B      7.45    05/05/13   2,207,554    2,078,474
  Sally Holdings LLC.............................. BTL-B          B2    BB-     7.52    11/01/13     987,500      953,349
  Sally Holdings LLC.............................. BTL-A          B2     B+     7.86    11/01/13   1,623,598    1,607,362
  Smart & Final, Inc.............................. Delayed Draw   B1     B      8.20    11/30/14     402,010      373,869
  Smart & Final, Inc.............................. 1st Lien       B1     B      8.08    05/31/14     592,965      551,457
  Smart & Final, Inc.............................. 2nd Lien       B3    CCC    12.13    11/30/14   1,000,000      925,000
  The Pantry, Inc.(8)............................. BTL           Ba3     BB     6.60    05/04/14   1,547,778    1,446,205
  Toys R Us, Inc.................................. BTL            B2    BB-     9.16    07/19/12   1,990,050    1,961,266
  VCA Antech, Inc................................. BTL-B         Ba3     B+     6.38    05/01/11   1,985,000    1,935,375
                                                                                                             ------------
                                                                                                               28,380,566
                                                                                                             ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                             Ratings/(1)/
                                                             ------------
                                                                           Interest  Maturity  Principal     Value
            Industry Description                   Type      Moody's S&P     Rate    Date/(2)/  Amount      (Note 2)
----------------------------------------------------------------------------------------------------------------------
Telecommunications -- 4.1%
  Centennial Cellular Operating Co. LLC....... BTL            Ba2    BB-  6.83-7.08% 02/09/11  $1,375,000 $  1,343,489
  Cricket Communications, Inc................. BTL-B          Ba2     B+     7.83    06/16/13   2,955,000    2,915,687
  Crown Castle Operating Co................... BTL            Ba3    BB+     6.64    01/26/14   1,985,000    1,898,512
  FairPoint Communications, Inc............... BTL-B           B1    BB-     6.63    02/08/12   1,000,000      989,000
  Hargray Communications Group, Inc........... BTL             B1     B      7.08    06/29/14   1,922,767    1,863,282
  Hawaiian Telecom............................ BTL-B          Ba3     B-     7.08    06/01/14     801,763      756,377
  IPC Systems, Inc............................ 1st Lien        B1     B+     7.09    05/31/14     995,000      864,406
  IPC Systems, Inc............................ 2nd Lien       Caa1   CCC+   10.09    05/31/14   1,000,000      797,500
  MetroPCS Wireless, Inc...................... BTL-B          Ba3     B+  7.13-7.19  11/02/13     987,500      950,401
  Ntelos, Inc................................. 1st Lien       Ba3    BB-     7.10    08/24/11   1,440,746    1,424,177
  Paetec Communications, Inc.................. 1st Lien       Ba3     B-     7.35    02/15/13     642,672      630,755
  Sorenson Communications, Inc................ Tranche B       B1     B      7.38    11/15/12     465,258      453,045
                                                                                                          ------------
                                                                                                            14,886,631
                                                                                                          ------------
Textiles & Leather -- 0.3%
  Globe Manufacturing Corp.+#@(5)(6).......... BTL-B          Caa2    NR    10.00    07/16/06     837,014            0
  Hanesbrands, Inc............................ BTL-B          Ba2     BB  6.53-6.82  09/05/13     697,321      681,341
  William Carter Co........................... BTL-B          Ba3     BB  6.36-6.46  07/14/12     341,529      331,283
                                                                                                          ------------
                                                                                                             1,012,624
                                                                                                          ------------
Utilities -- 5.1%
  Boston Generating LLC....................... BTL-B           B1    BB-     7.45    12/20/13     771,517      745,298
  Boston Generating LLC....................... Synthetic LOC   B1    BB-     7.45    12/20/13     172,414      166,554
  Boston Generating LLC....................... Synthetic LOC   B1    BB-     7.57    12/20/13      48,276       46,635
  Calpine Corp................................ BTL            Ba3    CCC+    7.08    04/01/09     992,500      968,928
  Concho Resources, Inc....................... 2nd Lien        NR     NR     9.23    03/28/12   1,119,000    1,112,006
  Entegra Power Group LLC..................... 2nd Lien        B3     B+     7.33    03/30/14     485,139      456,940
  KGen Power Corp............................. LOC            Ba3     BB     6.63    01/31/14     375,000      350,625
  KGen Power Corp............................. BTL            Ba3     BB     6.63    01/31/14     618,750      578,531
  La Paloma Generating Co..................... Delayed Draw    B1     B+     6.58    08/16/12      14,785       13,824
  La Paloma Generating Co..................... LOC             B1    BB-     6.57    08/16/12      32,787       30,656
  La Paloma Generating Co..................... BTL-C           B1     B-     8.33    11/18/12     250,000      233,750
  La Paloma Generating Co..................... BTL-B           B3     B+     6.58    08/16/12     185,639      173,573
  LS Power Acquisition Co..................... 1st Lien        B1    BB-     6.85    05/01/14     787,542      782,620
  Mach Gen LLC................................ LOC             B2     B+     6.83    02/22/13     281,250      266,836
  Mach Gen LLC................................ BTL-B           B2     B+     7.00    02/22/14   2,691,563    2,553,620
  NE Energy, Inc.............................. 2nd Lien        B3     B-     9.44    05/01/14     250,000      232,969
  NRG Energy, Inc.(8)......................... CLD            Ba1     BB     6.48    02/01/13     878,527      839,762
  NRG Energy, Inc.(8)......................... BTL            Ba1     BB     6.58    02/01/13   1,902,825    1,818,863
  NSG Holdings II LLC......................... LOC            Ba2     BB     6.56    06/15/14     102,041       95,918
  NSG Holdings II LLC......................... BTL            Ba2     BB     6.56    06/15/14     772,284      725,947
  Reliant Energy, Inc......................... LOC             B2     B      5.11    12/01/13   2,000,000    1,888,750
  Texas Competitive Electric Holdings Co. LLC. BTL-B2         Ba3     B+     8.40    10/01/14   1,995,000    1,960,838
  Texas Competitive Electric Holdings Co. LLC. BTL-B3         Ba3     B+     8.40    10/01/14     997,500      981,460
  TPF Generation Holdings LLC................. 2nd Lien        B3     B-     9.08    12/15/14   1,500,000    1,421,250
                                                                                                          ------------
                                                                                                            18,446,153
                                                                                                          ------------
  Total Loans (cost $375,719,225)......................................................................    352,587,586
                                                                                                          ------------

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2007 -- (continued)

                                                                       Principal
                                                                        Amount/      Value
             Industry Description                                       Shares      (Note 2)
          ------------------------------------------------------------------------------------
          CORPORATE BONDS -- 0.5%
          Electronics -- 0.5%
            NXP BV*(9)
             Note
             7.99% due 10/15/13 (cost $2,000,000)...................   $2,000,000 $  1,840,000
                                                                                  ------------
          COMMON STOCK -- 0.1%
          Telecommunications -- 0.1%
            Global Crossing, Ltd.+..................................          175        3,859
            SAVVIS Communications Corp.+............................        6,313      176,196
                                                                                  ------------
            Total Common Stock (cost $125,981)......................                   180,055
                                                                                  ------------
            Total Long-Term Investment Securities (cost $377,845,206)              354,607,641
                                                                                  ------------
          TOTAL INVESTMENTS -- 98.7%..................................
            (cost $377,845,206)(10).................................               354,607,641
          Other assets less liabilities -- 1.3%.......................               4,685,861
                                                                                  ------------
          NET ASSETS -- 100.0%........................................            $359,293,502
                                                                                  ============

--------
BTL  Bank Term Loan
CND TL Canadian Term Loan
LOC  Letter of Credit
FSRI First Securities Repurchase Increase
CLD  Credit Linked Deposit
CLC  Credit Linked Commitment
CLTL Credit Linked Term Loan
STFA Senior Term Facilities Agreement
NR   Security is not rated.
+    Non-income producing security
@ Illiquid security. At December 31, 2007, the aggregate value of these securities was $9,900, representing 0.0% of net assets.
#    Fair valued security; see Note 2
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $1,840,000 representing 0.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of December 31, 2007.
(2) Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 68 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)  Company has filed Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy is still to be determined.
(7)  Loan was purchased through a participation agreement.
(8)  Loan is subject to an unfunded loan commitment. See Note 11 for details.
(9) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.
(10) See Note 6 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company. The Fund was organized as a Maryland corporation on March 6, 1998, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in senior secured floating rate loans and other institutionally traded senior secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company to an open-end investment management company. Concurrently with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers four classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class B shares are offered for sale at net asset value without a front-end sales charge, although a declining CDSC charge may be imposed on redemptions made within four years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. Class D shares are offered for sale at net asset value without a front-end sales charge and no CDSC. Class Q shares are not currently offered for sale and are available only through a conversion of Class B shares eight years after purchase and Class C shares purchased before 1999, after ten years from purchase. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that may contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)

   bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60/th/ day, are amortized to maturity based on the value determined on the 61/st/ day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, the Fund did not enter into any repurchase agreements.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $82,073 for the period ended December 31, 2007, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $395,498 for the period ended December 31, 2007, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2004.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)


   New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

   In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, the management of the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at December 31, 2007.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in five different classes. Transactions in shares of each class were as follows:

                                       For the                 For the period
                                     year ended              October 4, 2006**-
                                  December 31, 2007           December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class A#                     ----------   ------------   ----------   ------------
Shares sold................. 16,345,482   $151,739,920    1,759,134   $ 16,531,338
Reinvested distributions....    261,188      2,384,009        5,048         47,437
Shares redeemed............. (8,076,898)   (73,605,625)    (257,470)    (2,418,681)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..  8,529,772   $ 80,518,304    1,506,712   $ 14,160,094
                             ==========   ============   ==========   ============

                                       For the                     For the
                                     year ended                  year ended
                                  December 31, 2007           December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class B                      ----------   ------------   ----------   ------------
Shares sold.................    319,757   $  2,962,829      453,924   $  4,269,518
Reinvested distributions....    107,332        990,697      118,659      1,116,260
Shares redeemed............. (1,016,781)@   (9,403,485)@   (501,412)*   (4,716,044)*
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..   (589,692)  $ (5,449,959)      71,171   $    669,734
                             ==========   ============   ==========   ============

                                       For the                     For the
                                     year ended                  year ended
                                  December 31, 2007           December 31, 2006
                             -------------------------   -------------------------
                                Shares        Amount        Shares        Amount
Class C                      ----------   ------------   ----------   ------------
Shares sold................. 14,008,359   $130,699,614    6,565,881   $ 61,753,971
Reinvested distributions....    940,512      8,648,660      673,809      6,338,411
Shares redeemed............. (7,162,128)+  (65,556,497)+ (4,906,086)   (46,157,931)
                             ----------   ------------   ----------   ------------
   Net increase (decrease)..  7,786,743   $ 73,791,777    2,333,604   $ 21,934,451
                             ==========   ============   ==========   ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)

                                     For the                   For the
                                    year ended               year ended
                                December 31, 2007         December 31, 2006
                             ----------------------   ------------------------
                               Shares      Amount       Shares       Amount
Class D                      --------   -----------   ----------  ------------
Shares sold.................   41,222   $   381,302      819,357  $  7,710,168
Reinvested distributions....   73,932       683,176      110,443     1,039,375
Shares redeemed............. (645,739)   (5,976,532)  (1,689,707)  (15,879,854)
                             --------   -----------   ----------  ------------
   Net increase (decrease).. (530,585)  $(4,912,054)    (759,907) $ (7,130,311)
                             ========   ===========   ==========  ============

                                     For the                   For the
                                    year ended               year ended
                                December 31, 2007         December 31, 2006
                             ----------------------   ------------------------
                               Shares      Amount       Shares       Amount
Class Q#                     --------   -----------   ----------  ------------
Shares sold.................  526,688@+ $ 4,876,693@+     49,174* $    462,208*
Reinvested distributions....   11,501       105,134        2,075        19,516
Shares redeemed.............  (98,969)     (903,128)     (11,733)     (110,650)
                             --------   -----------   ----------  ------------
   Net increase (decrease)..  439,220   $ 4,078,699       39,516  $    371,074
                             ========   ===========   ==========  ============

   -----
   @ Includes automatic conversion of 523,771 shares of Class B shares in the amount of $4,850,526 to 523,771 shares of Class Q shares in the amount of $4,850,526.
   * Includes automatic conversion of 45,900 shares of Class B shares in the amount of $431,458 to 45,900 shares of Class Q shares in the amount of $431,458.
   ** Inception date of class.
   + Includes automatic conversion of 1,596 shares of Class C shares in the amount of $14,348 to 1,596 shares of Class Q shares in the amount of $14,348.
   # Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2007, the Fund's cost of purchases of Loans and proceeds from Loan sales were $437,409,390 and $282,568,528, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with AIG SunAmerica. Pursuant to the Advisory Agreement, AIG SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. AIG SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay AIG SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   AIG Global Investment Corp. ("AIGGIC") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with AIG SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and is an affiliate of AIG SunAmerica. Under the Subadvisory Agreement, AIGGIC manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, AIGGIC is entitled to receive from AIG SunAmerica a monthly fee payable at the following annual rates: 0.25% for the first $1 billion of average daily net assets; and 0.20% for average daily net assets of more than $1 billion. The fee paid to the subadviser is paid by AIG SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") AIG SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, AIG SunAmerica receives an annual fee equal to 0.40% of average daily net assets of the Fund. For the year ended December 31, 2007, AIG SunAmerica accrued administration fees in the amount of $1,318,621.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)


   The Fund has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("AIG SACS" or the "Distributor"), an affiliate of AIG SunAmerica. The Fund, on behalf of each Class, except Class D, has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and collectively, the "Plans"). Hereinafter referred to as the "Class A Plan," "Class B Plan," "Class C Plan," and "Class Q Plan." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Fund, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of 0.10% of average daily net assets of Class A shares and 0.50% of average daily net assets of Class B and C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under the Class A, Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Plans also provide that Class A, Class B, Class C and Class Q shares of the Fund shall pay the Distributor an account maintenance fee of 0.25% of the average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended December 31, 2007 SACS received sales charges on Class A shares of $446,852, of which $60,792 was reallowed to affiliated broker-dealers and $303,525 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. For the period ended December 31, 2007, SACS received early withdrawal charges of $166,490. For the period ended December 31, 2007 SACS voluntarily waived fees for the following classes: Class A $96,365, Class B $57,287, Class C $566,435, and Class Q $1,377. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time.

   The Fund has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the period ended December 31, 2007, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      Payable at
                                          Expense  December 31, 2007
                                          -------- -----------------
           Class A+...................... $141,386      $17,489
           Class B.......................   50,413        3,687
           Class C.......................  498,411       44,828
           Class D.......................   28,988        1,946
           Class Q+......................    6,044          637

--------
   + Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

   AIG SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A, and 1.75% for Class B and Class C, of average daily net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Board, including a majority of the directors that are not deemed to be "interested persons" of the Fund, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Directors"). AIG SunAmerica is voluntarily waiving fees and/or reimbursing expenses, so that the total net expense ratios do not exceed 1.45% for Class Q and 1.25% for Class D of average daily net assets. The voluntary fee waivers and/or expense reimbursements may be terminated at any time

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)

   at the option of AIG SunAmerica. For the period ended December 31, 2007, AIG SunAmerica waived fees and reimbursed expenses as follows: Class A $280,542, Class B $104,870, Class C $903,919, Class D $52,647, and Class Q $17,228.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, retirement pension expense, dividends payable and treatment of defaulted securities.

         Distributable Earnings                               Tax Distributions
---------------------------------------- --------------------------------------------------------------------------
                                                                                        For the year ended
  For the year ended December 31, 2007   For the year ended December 31, 2007           December 31, 2006
---------------------------------------- ------------------------------------ -------------------------------------
         Long-term Gains/   Unrealized                       Long-term                            Long-term
Ordinary   Capital Loss    Appreciation   Ordinary            Capital          Ordinary            Capital
 Income     Carryover     (Depreciation)   Income              Gains            Income              Gains
-------- ---------------- --------------     -----------     ---------        ----------- -------------------------
$23,381   $(27,197,362)   $(23,237,922)  $20,853,822           $ --           $13,291,502           $ --

   Capital Loss Carryforwards. At December 31, 2007 capital loss carryforwards available to offset future recognized gains were $27,192,362 with $1,009,013 expiring in 2008, $9,997,029 expiring in 2009, $7,736,363 expiring in 2010,
   $4,956,144 expiring in 2011, and $3,498,813 expiring in 2012.

   During the year ending December 31, 2007, the Senior Floating Rate Fund utilized $186,815 of capital loss carry forwards to offset current year capital gains.

   Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended December 31, 2007, the Fund elected to defer $764 of Post-October Capital Losses.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2007 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $377,845,563
                                                                ============
   Gross unrealized appreciation............................... $     66,359
   Gross unrealized depreciation...............................  (23,304,281)
                                                                ------------
   Net unrealized depreciation................................. $(23,237,922)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Corporation have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006 for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)

   committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

   An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   As of December 31, 2007, the Fund had accrued $30,329 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Assets and Liabilities and for the period ended December 31, 2007, expensed $13,987 for the Retirement Plan, which is included in Directors' fees and expenses line on the Statement of Operations.

Note 8. Line of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Company, the Fund's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the period ended December 31, 2007, the Fund had borrowings outstanding for 4 days under the line of credit and incurred $1,268 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $2,419,615 at a weighted average interest rate of 4.73%. At December 31, 2007, the line of credit had a balance outstanding of $2,919,355.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended December 31, 2007, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2007 -- (continued)


Note 11. Unfunded Loan Commitments

   On December 31, 2007, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                         Maturity
   Name                                    Type            Date     Amount
   ----                           ---------------------- -------- ----------
   Big West Oil LLC.............. Delayed Draw Term Loan 05/15/14 $1,100,000
   Community Health Systems, Inc. Delayed Draw Term Loan 07/15/14    185,615
   Golden Nugget, Inc............ Delayed Draw Term Loan 06/08/14    727,273
   Hub International Holdings,
     Inc......................... Delayed Draw Term Loan 06/13/14    121,569
   IASIS Healthcare Corp......... Delayed Draw Term Loan 06/15/14    124,006
   Isle of Capri Casinos, Inc.... Delayed Draw Term Loan 11/30/13    352,941
   NRG Energy, Inc............... Delayed Draw Term Loan 05/23/14  2,000,000
   The Pantry, Inc............... Delayed Draw Term Loan 05/04/14    444,444
   Univision Communications, Inc. Delayed Draw Term Loan 03/28/14    241,611
   Valassis Communications, Inc.. Delayed Draw Term Loan 03/02/14    426,667
   WMG Acquisition Corp.......... Revolver               01/18/11    500,000

Note 12. Other Information

   The matter related to AIG's settlement with the Commission and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the "Order") pursuant to
   Section 9(c) of the 1940 Act, to AIG and certain affiliated persons of AIG, including AIG SunAmerica, AIGGIC and SACS. The Order permits each entity to continue to provide advisory or distribution services to the Funds, as applicable. There has been no adverse impact on the Fund or the Fund's shareholder.

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, brokers and selling or agent banks, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 28, 2008

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2007 -- (unaudited)

The Board, including the Directors who are not interested persons of the Fund, AIG SunAmerica or AIGGIC, approved the continuation of the Advisory Agreement between the Fund and AIG SunAmerica for a one-year period ending August 31, 2008 at a meeting held on August 27, 2007. At this same meeting, the Board also approved the continuation of the Subadvisory Agreement, as amended,/1/ between AIG SunAmerica and AIGGIC (the "Subadvisory Agreement") with respect to the Fund for a one-year period ending August 31, 2008.

In accordance with Section 15(c) of the 1940 Act, the Board requested and the Adviser provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement. In determining whether to approve the continuation of the Advisory Agreement and Subadvisory Agreement, the Board, including the Disinterested Directors, considered the following information:

Nature, Extent and Quality of Services Provided by the Adviser and Subadviser. The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by AIG SunAmerica and AIGGIC. The Board noted that AIG SunAmerica acts as investment manager and adviser to the Fund pursuant to the Advisory Agreement, and in such capacity is responsible for obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies, or for providing oversight with respect to the daily management of the Fund's portfolio by a subadviser. The Board noted that the services under the Advisory Agreement also included certain clerical, bookkeeping and administrative services. Additionally, the Board observed that AIG SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between AIG SunAmerica and the Fund (the "Administrative Services Agreement"). Finally, the Board noted that AIG SunAmerica is responsible for overseeing the activities of affiliated and unaffiliated third-party service providers, including AIGGIC.

In connection with the services provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of AIG SunAmerica and concluded, based on their experience and interaction with AIG SunAmerica, that: (i) AIG SunAmerica is able to retain quality portfolio managers and other personnel; (ii) AIG SunAmerica exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) AIG SunAmerica had been responsive to requests of the Board; and (iv) AIG SunAmerica had kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high. The Board also noted the high quality of services under the Administrative Services Agreement.

The Board also considered AIG SunAmerica's reputation and relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2007, AIG SunAmerica managed, advised and/or administered approximately $56.2 billion in assets. The Board also considered AIG SunAmerica's code of ethics, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. Additionally, the Board considered AIG SunAmerica's compliance and regulatory history, and noted that with respect to AIG's settlement with the Commission and other governmental authorities, AIG SunAmerica applied for a permanent exemptive order granting relief from the provisions of Section 9(a) of the 1940 Act./2/

--------
/1/ The Subadvisory Agreement was amended in order to comply with the requirements of the exemptive rules relating to subadvisory affiliates (Rules 17a-10, 10f-3, 12d3-1 and 17e-1 under the 1940 Act) so that the Fund can rely on these provisions. These provisions permit certain exemptions for transactions with subadvisory affiliates.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2007 -- (unaudited) (continued)


The Board also considered the nature, quality and extent of subadvisory services provided by AIGGIC. The Board observed that AIGGIC is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund. The Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund and concluded, based on their experience with AIGGIC, that: (i) AIGGIC is able to retain high quality portfolio managers and other investment personnel; (ii) AIGGIC exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) AIGGIC had been responsive to requests of the Board and of AIG SunAmerica. The Board considered that AIGGIC has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also considered AIGGIC's code of ethics, compliance and regulatory history, and noted that AIGGIC also applied for a permanent exemptive order from the provisions of Section 9(a) of the 1940 Act with respect to AIG's settlement with the Commission and other governmental authorities./1/ The Board concluded that the nature and extent of services to be provided by AIGGIC under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Disinterested Directors, also considered the investment performance of AIG SunAmerica and AIGGIC with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as determined by Lipper, Inc. ("Lipper") and to the S&P/LSTA Leveraged Loan Index. The Board also noted that it regularly reviews the performance of the Fund throughout the year.

In preparation for the August 27, 2007 meeting, the Board was provided with reports independently prepared by Lipper. Based on the Lipper reports, the Board reviewed the Fund's annualized total returns for the prior one-, two-, three-, four- and five-year periods ended June 30, 2007.

Specifically, the Board considered that the Fund ranked in the first quintile of its Peer Group for the five-year period ended June 30, 2007, ranked in the second quintile for the prior two-year and four-year periods, and ranked in the third quintile during the one-year and three-year periods.

Consideration of the Management Fee and Subadvisory Fee and the Cost of the Services and Profits to be Realized by the Adviser, Subadviser and their Affiliates from the Relationship with the Fund. The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the Fund to AIG SunAmerica pursuant to the Advisory Agreement and the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, AIGGIC or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe. In considering the reasonableness of the management fee to be paid by the Fund to AIG SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual advisory fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica. The Board compared the Fund's net expense ratio to those of other funds within its Peer Group as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is

--------
/2/ Please see Note 12 to the Financial Statements contained in this Annual Shareholder report for additional information regarding final resolution of this matter.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2007 -- (unaudited) (continued)

often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds. The Board did not consider services and fees paid under investment advisory contracts that AIG SunAmerica has with other registered investment companies or other types of clients with similar investment strategies to the Fund since AIG SunAmerica informed the Board that there were no such Funds or accounts.

The Board also received and reviewed information regarding the fees paid by AIG SunAmerica to AIGGIC pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Fund's Peer Group that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The Directors noted that Peer Group information as a whole was useful in assessing whether AIGGIC was providing services at a cost that was competitive with other similar funds. The Directors also considered that the subadvisory fee is paid by AIG SunAmerica out of its management fee and not by the Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of the subadvisory fee paid out by AIG SunAmerica and the amount of the management fee which it retained. The Board noted that the subadvisory fee paid by AIG SunAmerica to AIGGIC was reasonable as compared to fees AIGGIC receives for other mutual funds and accounts for which it serves as adviser or subadviser.

In addition, the Board received and reviewed financial statements relating to AIG SunAmerica's financial condition and profitability with respect to the services it provided to the Fund and considered how profit margins could affect AIG SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by AIG SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the profitability of AIG SunAmerica under the Advisory Agreement and Administrative Services Agreement, and considered the profitability of AIG SunAmerica's affiliates under the Service Agreement, Rule 12b-1 Plans and Distribution Agreement. Additionally, the Board considered whether AIG SunAmerica, AIGGIC and its affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of AIG SunAmerica and AIGGIC, serves as custodian with respect to certain shareholder retirement accounts that are administered by AIG SunAmerica and receives a fee payable by the qualifying shareholders.

The Board also reviewed AIGGIC's financial statements and considered whether AIGGIC had the financial resources necessary to attract and retain high quality investment management personnel and to continue to provide the high quality of services that it had provided to the Fund to date.

The Board concluded that AIG SunAmerica and AIGGIC had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Disinterested Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the AIG SunAmerica complex share common resources and, as a result, an increase in the overall size of the complex could permit the Fund to incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that AIG SunAmerica has agreed to contractually cap the total annual operating expenses of Class A, B and C shares of the Fund at certain levels and is voluntarily waiving fees and/or reimbursing expenses for Class D and Class Q shares. The Board observed that those expense caps benefited shareholders by keeping total fees down even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- December 31, 2007 -- (unaudited) (continued)


The Board did not review specific information regarding whether there have been economies of scale with respect to AIGGIC's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Advisory Agreement and Subadvisory Agreement, the Board also received information regarding AIG SunAmerica's and AIGGIC's brokerage and soft dollar practices. The Board considered that AIG SunAmerica and AIGGIC are responsible for decisions to buy and sell securities for the portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the benefits AIG SunAmerica and AIGGIC derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to AIG SunAmerica and/or AIGGIC in return for allocating brokerage; however, they noted that AIGGIC generally does not pay commissions to soft dollar brokerages for the Fund. The Board further observed that when making purchases of new issues with fixed underwriting fees, AIGGIC may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement with respect to the Fund, each for a one-year period ending August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2007 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                   Number of
                                       Term of                                      Funds in
        Name,           Position(s)   Office and                                  Fund Complex
     Address and         Held With    Length of       Principal Occupation(s)     Overseen by        Other Directorships
    Date of Birth*       the Fund   Time Served(4)      During Past 5 Years       Director(1)        Held by Director(2)
----------------------- ----------- -------------- ------------------------------ ------------ -------------------------------
Disinterested Directors

Dr. Judith L. Craven     Director      2000 -      Retired.                            87      Director, Belo Corporation
DOB: October 6, 1945                   present                                                 (1992 to present); Director,
                                                                                               Sysco Corporation (1996 to
                                                                                               present); Director, Luby's Inc.
                                                                                               (1998 to present).

William F. Devin         Director      1998 -      Retired.                            88      Member of the Board of
DOB: December 30, 1938                 present                                                 Governors, Boston Stock
                                                                                               Exchange (1985 to Present).

Samuel M. Eisenstat      Chairman      2001 -      Attorney, sole practitioner.        49      Director of North European
DOB: March 7, 1940       of the        present                                                 Oil Royalty Trust.
                         Board

Stephen J. Gutman        Director      2001 -      Senior Associate, Corcoran          49      None
DOB: May 10, 1943                      present     Group (Real Estate) (2003 to
                                                   present); President and
                                                   Member of Managing
                                                   Directors, Beau Brummell --
                                                   Soho, LLC (Licensing of
                                                   menswear specialty retailing
                                                   and other activities) (1988 to
                                                   present).

William J. Shea          Director      2004 -      Managing Partner, DLB               49      Chairman of the Board, Royal
DOB: February 9, 1948                  present     Capital LLC Private Equity                  and SunAlliance Co. U.S.A.,
                                                   (2006 to present); President                Inc. (2005 to present);
                                                   and CEO, Conseco, Inc.                      Director, Boston Private
                                                   (Financial Services) (2001 to               Financial Holdings (2004 to
                                                   2004); Chairman of the Board                present).
                                                   of Centennial Technologies,
                                                   Inc. (1998 to 2001).
Interested Director

Peter A. Harbeck(3)      Director      2001 -      President, CEO and Director,        96      None
DOB: January 23, 1954                  present     AIG SunAmerica (1995 to
                                                   present); Director, SACS
                                                   (1993 to present); President
                                                   and CEO, AIG Advisor Group,
                                                   Inc. (2004 to present).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2007 -- (unaudited)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                   Number of
                                        Term of                                     Funds in
      Name,                            Office and                                 Fund Complex
   Address and      Position(s) Held   Length of        Principal Occupations     Overseen by  Other Directorships
  Date of Birth*     With the Fund   Time Served(4)      During Past 5 Years      Director(1)  Held by Director(2)
------------------- ---------------- -------------- ----------------------------- ------------ -------------------
Officers

John T. Genoy**     President           2007 -      Chief Financial Officer, AIG      N/A      N/A
DOB: November 8,                        present     SunAmerica (2002 to
1968                                                present); Senior Vice
                                                    President, AIG SunAmerica
                                                    (2003 to present); Chief
                                                    Operating Officer, AIG
                                                    SunAmerica (2006 to
                                                    present).

Donna M. Handel     Treasurer           2002 -      Senior Vice President, AIG        N/A      N/A
DOB: June 25, 1966                      present     SunAmerica (2004 to
                                                    present); Vice President, AIG
                                                    SunAmerica (1997 to 2004).

Gregory N. Bressler Secretary and       2005 -      Senior Vice President and         N/A      N/A
DOB: November 17,   Chief Legal         Present     General Counsel, AIG
1966                Officer                         SunAmerica (2005 to
                                                    present); Vice President and
                                                    Director of U.S. Asset
                                                    Management Compliance,
                                                    Goldman Sachs Asset
                                                    Management, L.P. (2004 to
                                                    2005); Deputy General
                                                    Counsel, Credit Suisse Asset
                                                    Management, LLC. (2002 to
                                                    2004); and Counsel, Credit
                                                    Suisse Asset Management,
                                                    LLC (2000 to 2002).

James Nichols       Vice President      2006 -      Director, President and CEO,      N/A      N/A
DOB: April 7, 1966                      Present     SACS (2006 to present);
                                                    Senior Vice President, SACS
                                                    (2002 to 2006); Vice
                                                    President, AIG SunAmerica
                                                    (1995 to 2002)

Cynthia Gibbons     Vice President      2002 -      Vice President, AIG               N/A      N/A
DOB: December 6,    and Chief           present     SunAmerica (2002 to
1967                Compliance                      present); Securities
                    Officer ("CCO")                 Compliance Manager,
                                                    American General Investment
                                                    Management (2000 to 2002).

--------
** On December 10, 2007, John T. Genoy was elected President and Chief
   Executive Officer of the Fund.

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- December 31, 2007 -- (unaudited) (continued)

                                                                                   Number of
                                      Term of                                       Funds in
        Name,          Position(s)   Office and                                   Fund Complex
     Address and        Held With    Length of         Principal Occupations      Overseen by  Other Directorships
    Date of Birth*      the Fund   Time Served(4)       During Past 5 Years       Director(1)  Held by Director(2)
---------------------- ----------- -------------- ------------------------------- ------------ -------------------

Gregory R. Kingston    Vice           2002 -      Vice President, AIG                 N/A      N/A
DOB: January 18, 1966  President      present     SunAmerica (2001 to
                       and                        present); formerly, Vice
                       Assistant                  President, American General
                       Treasurer                  Investment Management, L.P.
                                                  (1999 to 2001)

Nori L. Gabert         Vice           2002 -      Vice President and Deputy           N/A      N/A
DOB: August 15, 1953   President      present     General Counsel, AIG
                       and                        SunAmerica (2001 to
                       Assistant                  present); Vice President and
                       Secretary                  Secretary, VALIC Company I
                                                  and VALIC Company II (2000
                                                  to present) formerly,
                                                  Associate General Counsel,
                                                  American General
                                                  Corporation, (1997 to 2001).

Matthew J. Hackethal   Anti-Money     2006 -      Chief Compliance Manager,           N/A      N/A
DOB: December 31, 1971 Laundering     present     AIG SunAmerica (2006 to
                       Compliance                 present); Vice President,
                       Officer                    Credit Suisse Asset
                                                  Management (2001 to 2006);
                                                  CCO, Credit Suisse
                                                  Alternative Funds (2005 to
                                                  2006); CCO, Credit Suisse
                                                  Asset Management
                                                  Securities, Inc. (2004 to 2005)



--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), the Fund, (1 fund), SunAmerica Series Trust (35 portfolios), AIG Series Trust (3 funds), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and Seasons Series Trust (24 portfolios), AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).
(2) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Mr. Harbeck is an "interested person" of the Fund, as defined within the 1940 Act, because he is an officer and director of the adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 7 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Series Trust Senior Floating Fund
        SHAREHOLDER TAX INFORMATION -- (unaudited)


Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2007. The information necessary to complete your income tax returns is included with your Form 1099-DIV mailed to you in January 2008.

During the year ended December 31, 2007 the Fund paid the following dividends:

                                            Net
                                          Ordinary       Net            Net       Qualifying % for  Qualifying
                                 Total   Investment   Short-Term     Long-Term   the 70% Dividends   Dividend
                               Dividends   Income   Capital Gains* Capital Gains Received Deduction  Income %
                               --------- ---------- -------------- ------------- ------------------ ----------
Class A.......................   $0.60     $0.60         $--            $--              --%            --%
Class B.......................    0.58      0.58          --             --              --             --
Class C.......................    0.58      0.58          --             --              --             --
Class D.......................    0.62      0.62          --             --              --             --
Class Q.......................    0.60      0.60          --             --              --             --

--------
*  Short-term capital gains are treated as ordinary income for tax purposes.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited)

The following graph shows how the value of a $10,000 investment in the Fund would have changed over the period shown in the graph, and also shows how the index shown performed over the same period of time. The graph and table shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that the term "inception" as used herein reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class B shares of the Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

   The SunAmerica Senior Floating Rate Fund (Class B) returned 0.43% for the annual period ended December 31, 2007, lagging its benchmark, the S&P/LSTA Leveraged Loan Index*, which returned 2.02% for the same period.

   The leveraged loan market got off to a strong start in 2007. For the first six months of the year, there was a record level of new issuance driven largely by mergers and acquisition activity and leveraged buy-outs by private equity firms. Despite the significant level of new issuance, the market readily absorbed the record level of supply. Demand for the asset class in the first half of the year came from record collateralized loan obligations ("CLO") issuance and near record mutual fund inflows. In July, however, the leveraged loan market experienced a severe technically-driven market correction. The technical correction was the result of a huge supply/demand imbalance. The calendar of loans anticipated to enter the institutional loan market stood in excess of $230 million at the end of July, an enormous amount for this market. In contrast, demand for the asset class weakened severely as CLO issuance, the driving force of the loan market, largely ground to a halt. Also impacting the demand side of the equation were outflows from retail loan funds.

   The supply/demand imbalance that caused the market correction led to the worst monthly performance on record for the loan market as measured by our benchmark. Loans that had been trading at or above par were soon trading at substantial discounts to par. This was generally not due to credit deterioration. Good quality credits were trading in the mid-90s in order to compare favorably with new issue credits that were launching at much higher spreads in order to clear the market. According to S&P, the average discounted spread of the LSTA Index was LIBOR +373 as of the end of July as compared to LIBOR +215 for the first six months of 2007. July's monthly loss effectively wiped out most of the Fund's gains for the year.

   In mid-September, the leveraged loan market did begin to rebound as investors returned to the asset class given the wider spreads. This rally, however, did not last. In mid-October, prices began to retreat and the pull-back remained with us for the rest of the year.

   At the close of the fiscal year, the Fund included senior loans to 257 issuers spanning 29 industries. In our efforts to maintain a diversified portfolio, the average loan size was $1.5 million and the largest industry concentration was in the Broadcasting & Entertainment sector, representing 10.2% of the Fund's assets. The average credit quality of the portfolio averaged between a B1 and B2 as of 12/31/07.

   The Energy sector was the best performing sector for our Fund this year. We had a slightly overweight position in this sector as compared to the index. The two worst-performing sectors of the Fund this year were Building & Development and Retail. Many retail companies have seen sales slow as consumers reined in their spending. Building product companies continue to suffer through the worst real estate market in more than a decade. We ended the fiscal year with a 7.9% weighting in the Retail sector and a 4.5% weighting in the Building & Development sector. The portfolio did not have any direct exposure to subprime or prime mortgage lenders during the fiscal year.

   Despite the difficulties in certain sectors, default rates remain low for our asset class. According to S&P, the loan default rate was a record low 0.26% as of December 31, 2007. The loans in the Fund's portfolio remained default-free for the year.

--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

Holdings and weightings are as of 12/31/07 and are subject to change after that date. The Portfolio is actively managed and its holdings and composition will differ over time.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

S&P (Standard & Poor) is a widely-recognized ranking entity.

LIBOR is the London Interbank Offered Rate, the interest rate that banks charge each other for loans (usually in Eurodollars). This rate applies to very large loans borrowed for anywhere from one day to five years.

        SunAmerica Senior Floating Rate Fund, Inc.
        COMPARISON: FUND vs. INDEX -- (unaudited) (continued)

Over the past ten years, $10,000 invested in Senior Floating Rate Fund Class B shares would have increased to $14,851. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index would be valued at $15,512.

                                    [CHART]

            Senior Floating Rate Class B        S&P/LSTA Leveraged Loan Index
            ----------------------------        -----------------------------
 31-Aug-98           $10,000.00                        $10,000.00
 30-Sep-98            10,045.00                          9,925.60
 31-Oct-98            10,084.00                          9,994.38
 30-Nov-98            10,112.00                         10,092.13
 31-Dec-98            10,185.00                         10,142.49
 31-Jan-99            10,259.00                         10,177.58
 28-Feb-99            10,311.00                         10,162.01
 31-Mar-99            10,380.00                         10,095.55
 30-Apr-99            10,446.00                         10,158.14
 31-May-99            10,506.00                         10,284.82
 30-Jun-99            10,574.00                         10,366.07
 31-Jul-99            10,625.00                         10,429.92
 31-Aug-99            10,669.00                         10,432.84
 30-Sep-99            10,719.00                         10,351.15
 31-Oct-99            10,772.00                         10,366.47
 30-Nov-99            10,844.00                         10,432.51
 31-Dec-99            10,911.00                         10,512.84
 31-Jan-00            10,976.00                         10,603.98
 29-Feb-00            11,027.00                         10,652.34
 31-Mar-00            10,984.00                         10,595.35
 30-Apr-00            11,020.00                         10,629.36
 31-May-00            11,092.00                         10,715.67
 30-Jun-00            11,153.00                         10,793.89
 31-Jul-00            11,207.00                         10,881.32
 31-Aug-00            11,274.00                         10,913.86
 30-Sep-00            11,325.00                         10,943.87
 31-Oct-00            11,324.00                         10,941.14
 30-Nov-00            11,355.00                         10,980.85
 31-Dec-00            11,414.00                         11,037.07
 31-Jan-01            11,458.00                         11,156.83
 28-Feb-01            11,510.00                         11,267.39
 31-Mar-01            11,497.00                         11,270.43
 30-Apr-01            11,468.00                         11,254.43
 31-May-01            11,559.00                         11,382.05
 30-Jun-01            11,525.00                         11,394.00
 31-Jul-01            11,531.00                         11,481.40
 31-Aug-01            11,585.00                         11,566.70
 30-Sep-01            11,453.00                         11,375.16
 31-Oct-01            11,313.00                         11,263.57
 30-Nov-01            11,336.00                         11,401.21
 31-Dec-01            11,380.00                         11,497.89
 31-Jan-02            11,420.00                         11,556.53
 28-Feb-02            11,410.00                         11,522.21
 31-Mar-02            11,491.00                         11,659.90
 30-Apr-02            11,561.00                         11,795.27
 31-May-02            11,636.00                         11,806.83
 30-Jun-02            11,624.00                         11,690.65
 31-Jul-02            11,511.00                         11,586.14
 31-Aug-02            11,455.00                         11,547.67
 30-Sep-02            11,461.00                         11,555.41
 31-Oct-02            11,290.00                         11,418.59
 30-Nov-02            11,416.00                         11,579.48
 31-Dec-02            11,542.00                         11,717.85
 31-Jan-03            11,593.00                         11,860.46
 28-Feb-03            11,611.00                         11,912.17
 31-Mar-03            11,769.00                         11,958.75
 30-Apr-03            11,982.00                         12,100.46
 31-May-03            12,148.00                         12,231.75
 30-Jun-03            12,313.00                         12,380.61
 31-Jul-03            12,391.00                         12,463.06
 31-Aug-03            12,422.00                         12,491.36
 30-Sep-03            12,547.00                         12,609.40
 31-Oct-03            12,639.00                         12,724.52
 30-Nov-03            12,717.00                         12,806.85
 31-Dec-03            12,792.00                         12,886.25
 31-Jan-04            12,937.00                         12,997.33
 29-Feb-04            12,954.00                         13,038.14
 31-Mar-04            12,982.00                         13,085.21
 30-Apr-04            13,067.00                         13,149.33
 31-May-04            13,072.00                         13,164.19
 30-Jun-04            13,117.00                         13,245.94
 31-Jul-04            13,147.00                         13,289.25
 31-Aug-04            13,137.00                         13,312.64
 30-Sep-04            13,170.00                         13,367.89
 31-Oct-04            13,221.00                         13,435.40
 30-Nov-04            13,273.00                         13,495.59
 31-Dec-04            13,315.00                         13,551.73
 31-Jan-05            13,370.00                         13,606.48
 28-Feb-05            13,436.00                         13,679.54
 31-Mar-05            13,481.00                         13,736.45
 30-Apr-05            13,455.00                         13,726.70
 31-May-05            13,443.00                         13,734.66
 30-Jun-05            13,520.00                         13,823.66
 31-Jul-05            13,612.00                         13,928.58
 31-Aug-05            13,693.00                         14,011.87
 30-Sep-05            13,730.00                         14,068.90
 31-Oct-05            13,759.00                         14,111.95
 30-Nov-05            13,817.00                         14,165.01
 31-Dec-05            13,879.00                         14,239.81
 31-Jan-06            13,974.00                         14,338.35
 28-Feb-06            14,065.00                         14,429.11
 31-Mar-06            14,164.00                         14,516.40
 30-Apr-06            14,236.00                         14,587.24
 31-May-06            14,250.00                         14,623.86
 30-Jun-06            14,294.00                         14,664.95
 31-Jul-06            14,361.00                         14,748.10
 31-Aug-06            14,457.00                         14,838.95
 30-Sep-06            14,534.00                         14,918.63
 31-Oct-06            14,644.00                         15,017.54
 30-Nov-06            14,691.00                         15,097.14
 31-Dec-06            14,788.00                         15,204.33
 31-Jan-07            14,912.00                         15,337.08
 28-Feb-07            15,014.00                         15,442.52
 31-Mar-07            15,075.00                         15,504.22
 30-Apr-07            15,151.00                         15,596.34
 31-May-07            15,227.00                         15,691.29
 30-Jun-07            15,254.00                         15,726.26
 31-Jul-07            14,764.00                         15,199.79
 31-Aug-07            14,780.00                         15,235.15
 30-Sep-07            15,007.00                         15,532.83
 31-Oct-07            15,104.00                         15,681.12
 30-Nov-07            14,852.00                         15,463.46
 31-Dec-07            14,851.00                         15,511.79

                     Class A++           Class B            Class C            Class D           Class Q++
     Senior      ------------------ ------------------ ------------------ ------------------ ------------------
    Floating     Average            Average            Average            Average            Average
      Rate       Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
      Fund       Return   Return+   Return   Return+   Return   Return+   Return   Return+   Return   Return+
---------------- ------- ---------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return    (2.97)%   0.84%    (2.40)%    0.43%   (0.51)%    0.43%    0.93%     0.93%    0.85%     0.85%
---------------------------------------------------------------------------------------------------------------
5 Year Return         NA      NA      5.17%   28.67%     5.16%   28.63%    5.65%    31.65%       NA        NA
---------------------------------------------------------------------------------------------------------------
Since Inception* (1.12)%   2.49%      4.33%   48.51%     4.31%   48.28%    4.35%    32.86%    3.89%    15.04%
---------------------------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 10/04/2006; Class B: 08/31/1998; Class C:
   08/31/1998; Class D: 05/02/2001; Class Q: 04/28/2004.
++ Effective October 4, 2006, Class A shares were redesignated to Class Q shares and a new class of shares designated as Class A commenced offering.

For the 12 month period ended December 31, 2007, the SunAmerica Senior Floating Rate Class B returned (2.40)% compared to 2.02% for the S&P/LSTA Leveraged Loan Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75% Contingent Deferred Sales Charge (CDSC), Class B: 3.00%, Class C 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com

[LOGO] AIG Sun America
Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                  Custodian                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Samuel M. Eisenstat        P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
Officers                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at www.sec.gov.
 James Nichols, Vice       Fund's portfolio, which    You can also review and
   President               is available in the        obtain copies of the
 Cynthia A. Gibbons, Vice  Fund's Statement of        Forms N-Q at the U.S.
   President and Chief     Additional Information,    Securities and Ex-change
   Compliance Officer      may be ob-tained without   Commission's Public
 Gregory N. Bressler,      charge upon request, by    Reference Room in
   Chief Legal             calling (800) 858-8850.    Washington, DC
   Officer and Secretary   This in-formation is also  (information on the
 Gregory R. Kingston,      available from the EDGAR   operation of the Public
   Vice President and      database on the U.S.       Reference Room may be
   Assistant Treasurer     Secu-rities and Exchange   ob-tained by calling
 Nori L. Gabert, Vice      Commission's website at    1-800-SEC-0330).
   President and           http://www.sec.gov.
   Assistant Secretary                                PROXY VOTING RECORD ON
 Richard J. Barton,        DELIVERY OF SHAREHOLDER    FUND PORTFOLIO SECURITIES
   Assistant Secretary     DOCUMENTS                  Information regarding how
 Kathleen Fuentes,         The Funds have adopted a   the Fund voted proxies
   Assistant Secretary     policy that allows them    relating to securities
 Diedre L. Shepherd,       to send only one copy of   held in the Fund's
   Assistant Treasurer     a Fund's prospectus,       portfolio during the most
 Matthew J. Hackethal,     proxy material, annual     recent twelve month
   Anti-Money Laundering   report and semi-annual     period ended June 30 is
   Compliance Officer      report (the "shareholder   available, once filed
                           documents") to             with the U.S. Securities
Investment Adviser         shareholders with          and Exchange Commis-sion,
 AIG SunAmerica Asset      multiple accounts          without charge, upon
   Management Corp.        residing at the same       request, by calling
 Harborside Financial      "household." This          (800) 858-8850 or on the
   Center                  practice is called         U.S. Securities and
 3200 Plaza 5              householding and reduces   Exchange Commission's
 Jersey City, NJ           Fund expenses, which       website at
   07311-4992              benefits you and other     http://www.sec.gov.
                           shareholders. Unless the
Distributor                Funds receive              This report is submitted
 AIG SunAmerica Capital    instructions to the        solely for the general
   Services, Inc.          con-trary, you will only   information of
 Harborside Financial      receive one copy of the    shareholders of the Fund.
   Center                  shareholder documents.     Distribution of this
 3200 Plaza 5              The Funds will continue    report to persons other
 Jersey City, NJ           to household the           than shareholders of the
   07311-4992              share-holder documents     Fund is authorized only
                           indefinitely, until we     in connection with a
Shareholder Servicing      are instructed otherwise.  currently effective
Agent                      If you do not wish to      prospectus, setting forth
 AIG SunAmerica Fund       participate in             details of the Fund,
   Services, Inc.          householding, please       which must precede or
 Harborside Financial      contact Shareholder        accompany this report.
   Center                  Services at (800)
 3200 Plaza 5              858-8850 ext. 6010 or
 Jersey City, NJ           send a written request
   07311-4992              with your name, the name
                           of your fund(s) and your
Transfer Agent             account number(s) to AIG
 State Street Bank and     SunAmerica Mutual Funds
   Trust Company           c/o BFDS, P.O. Box
 P.O. Box 219373           219186, Kansas City MO,
 Kansas City, MO 64141     64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

SFANN - 12/07

[LOGO] AIG
Sun America
Mutual Funds
live longer retire stronger/sm/

Item 2. Code of Ethics.

SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's audit committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                          2006      2007
                                                        -------   -------
              (a)  Audit Fees .......................   $76,848   $74,471
              (b)  Audit-Related Fees ...............   $     0   $     0
              (c)  Tax Fees .........................   $ 9,356   $11,372
              (d)  All Other Fees ...................   $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates

         (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2006   2007
                                                      ----   ----
              (b)   Audit-Related Fees ............    $0     $0
              (c)   Tax Fees ......................    $0     $0
              (d)   All Other Fees ................    $0     $0

(e)

     (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01 (c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

     (2) No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Advisor Affiliate were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2007 and 2006 were $ 478,375 and $973,056 respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Schedule of Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229. 407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240. 14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
               Exhibit 99.CERT.

          (3)  Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ---------------------------------
John T. Genoy
President
Date: March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ---------------------------------
John T. Genoy
President

Date: March 10, 2008


By: /s/ Donna M. Handel
    ---------------------------------
Donna M. Handel
Treasurer

Date: March 10, 2008